Schedule of Investments(a)
Invesco PureBetaSM MSCI USA ETF (PBUS)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-10.93%
Activision Blizzard, Inc.	482	$38,309
Alphabet, Inc., Class A(b)	187	328,073
Alphabet, Inc., Class C(b)	187	329,258
Altice USA, Inc., Class A(b)	204	6,920
AT&T, Inc.	4,431	127,391
Cable One, Inc.	3	5,942
CenturyLink, Inc.	576	6,019
Charter Communications, Inc., Class A, (Acquired 09/19/2017 - 11/27/2020; Cost $47,961)(b)(c)	88	57,375
Comcast Corp., Class A	2,838	142,581
Discovery, Inc., Class A(b)(d)	94	2,530
Discovery, Inc., Class C(b)	215	5,164
DISH Network Corp., Class A(b)	153	5,488
Electronic Arts, Inc.(b)	178	22,740
Facebook, Inc., Class A(b)	1,498	414,901
Fox Corp., Class A	218	6,287
Fox Corp., Class B	108	3,065
IAC/InterActiveCorp.(b)	46	6,532
Interpublic Group of Cos., Inc. (The)	242	5,392
Liberty Broadband Corp., Class A(b)	18	2,822
Liberty Broadband Corp., Class C(b)	66	10,385
Liberty Global PLC, Class A (United Kingdom)(b)	105	2,365
Liberty Global PLC, Class C (United Kingdom)(b)	262	5,670
Liberty Media Corp.-Liberty Formula One, Class C(b)	130	5,432
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	50	2,047
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	109	4,470
Live Nation Entertainment, Inc.(b)	94	6,171
Match Group, Inc.(b)	156	21,717
Netflix, Inc.(b)	276	135,433
News Corp., Class A	242	4,271
Omnicom Group, Inc.	134	8,442
Pinterest, Inc., Class A(b)	289	20,236
Roku, Inc.(b)	62	18,201
Sirius XM Holdings, Inc.(d)	686	4,452
Snap, Inc., Class A(b)	548	24,342
Take-Two Interactive Software, Inc.(b)	68	12,275
T-Mobile US, Inc.(b)	348	46,263
Twitter, Inc.(b)	486	22,604
Verizon Communications, Inc.	2,579	155,797
ViacomCBS, Inc., Class B	351	12,383
Walt Disney Co. (The)	1,121	165,919
Zillow Group, Inc., Class A(b)	37	4,083
Zillow Group, Inc., Class C(b)	88	9,487
		2,219,234
Consumer Discretionary-12.30%
Advance Auto Parts, Inc.	44	6,499
Amazon.com, Inc.(b)	265	839,531
Aptiv PLC	156	18,517
Aramark	137	4,795
Autoliv, Inc. (Sweden)	49	4,363
AutoZone, Inc.(b)	15	17,065
Best Buy Co., Inc.	149	16,211
Booking Holdings, Inc.(b)	25	50,711
BorgWarner, Inc.	131	5,089
Burlington Stores, Inc.(b)	43	9,397
CarMax, Inc.(b)	105	9,815
Carnival Corp.	291	5,814
Carvana Co.(b)	39	9,758
Chewy, Inc., Class A(b)	47	3,646
Chipotle Mexican Grill, Inc.(b)	17	21,920
	Shares	Value
Consumer Discretionary-(continued)
D.R. Horton, Inc.	219	$16,316
Darden Restaurants, Inc.	84	9,070
Dollar General Corp.	156	34,099
Dollar Tree, Inc.(b)	150	16,386
Domino’s Pizza, Inc.	23	9,029
DraftKings, Inc., Class A(b)	106	5,550
eBay, Inc.	440	22,189
Etsy, Inc.(b)	74	11,892
Expedia Group, Inc.	86	10,706
Ford Motor Co.	2,426	22,028
Garmin Ltd.	89	10,392
General Motors Co.	798	34,984
Genuine Parts Co.	89	8,755
Hasbro, Inc.	84	7,815
Hilton Worldwide Holdings, Inc.	175	18,135
Home Depot, Inc. (The)	669	185,587
Las Vegas Sands Corp.	218	12,145
Lear Corp.	39	5,575
Lennar Corp., Class A	174	13,200
LKQ Corp.(b)	180	6,340
Lowe’s Cos., Inc.	463	72,145
lululemon athletica, inc.(b)	79	29,247
Marriott International, Inc., Class A	174	22,075
McDonald’s Corp.	464	100,892
MercadoLibre, Inc. (Argentina)(b)	28	43,493
MGM Resorts International	290	8,193
Mohawk Industries, Inc.(b)	40	5,033
Newell Brands, Inc.	247	5,251
NIKE, Inc., Class B	774	104,258
NVR, Inc.(b)	2	7,994
O’Reilly Automotive, Inc.(b)	45	19,910
Peloton Interactive, Inc., Class A(b)	116	13,497
Pool Corp.	25	8,653
PulteGroup, Inc.	172	7,504
Ross Stores, Inc.	222	23,869
Royal Caribbean Cruises Ltd.	110	8,669
Starbucks Corp.	730	71,555
Target Corp.	313	56,193
Tesla, Inc.(b)	462	262,231
Tiffany & Co.	67	8,809
TJX Cos., Inc. (The)	749	47,569
Tractor Supply Co.	70	9,857
Ulta Beauty, Inc.(b)	34	9,364
Vail Resorts, Inc.	23	6,344
VF Corp.	204	17,014
Wayfair, Inc., Class A(b)	42	10,683
Whirlpool Corp.	42	8,174
Wynn Resorts Ltd.	62	6,231
Yum! Brands, Inc.	182	19,256
		2,497,287
Consumer Staples-6.41%
Altria Group, Inc.	1,162	46,282
Archer-Daniels-Midland Co.	350	17,420
Brown-Forman Corp., Class B	196	15,809
Bunge Ltd.	88	5,182
Campbell Soup Co.	111	5,552
Church & Dwight Co., Inc.	154	13,517
Clorox Co. (The)	83	16,846
Coca-Cola Co. (The)	2,548	131,477
Colgate-Palmolive Co.	507	43,419
Conagra Brands, Inc.	306	11,187
Constellation Brands, Inc., Class A	108	22,231
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Costco Wholesale Corp.	275	$107,737
Estee Lauder Cos., Inc. (The), Class A	136	33,364
General Mills, Inc.	376	22,868
Hershey Co. (The)	90	13,310
Hormel Foods Corp.	180	8,492
JM Smucker Co. (The)	68	7,970
Kellogg Co.	158	10,098
Keurig Dr Pepper, Inc.	350	10,658
Kimberly-Clark Corp.	216	30,091
Kraft Heinz Co. (The)	419	13,802
Kroger Co. (The)	502	16,566
Lamb Weston Holdings, Inc.	89	6,442
McCormick & Co., Inc.	72	13,463
Molson Coors Beverage Co., Class B	115	5,290
Mondelez International, Inc., Class A	898	51,590
Monster Beverage Corp.(b)	247	20,941
PepsiCo, Inc.	863	124,470
Philip Morris International, Inc.	970	73,477
Procter & Gamble Co. (The)	1,544	214,415
Sysco Corp.	304	21,672
Tyson Foods, Inc., Class A	181	11,801
Walgreens Boots Alliance, Inc.	467	17,751
Walmart, Inc.	884	135,066
		1,300,256
Energy-2.07%
Baker Hughes Co., Class A	402	7,525
Cabot Oil & Gas Corp.	246	4,310
Cheniere Energy, Inc.(b)	138	7,823
Chevron Corp.	1,197	104,354
Concho Resources, Inc.	127	7,300
ConocoPhillips	678	26,822
EOG Resources, Inc.	358	16,783
Exxon Mobil Corp.	2,641	100,701
Halliburton Co.	550	9,125
Hess Corp.	174	8,209
Kinder Morgan, Inc.	1,275	18,335
Marathon Petroleum Corp.	401	15,591
Occidental Petroleum Corp.	555	8,747
ONEOK, Inc.	260	9,326
Phillips 66	270	16,357
Pioneer Natural Resources Co.	106	10,662
Schlumberger Ltd.	863	17,942
Valero Energy Corp.	259	13,926
Williams Cos., Inc. (The)	753	15,798
		419,636
Financials-9.88%
Aflac, Inc.	424	18,626
AGNC Investment Corp.	335	5,119
Alleghany Corp.	10	5,752
Allstate Corp. (The)	198	20,265
Ally Financial, Inc.	237	7,027
American Express Co.	424	50,282
American Financial Group, Inc.	46	4,113
American International Group, Inc.	548	21,065
Ameriprise Financial, Inc.	72	13,337
Annaly Capital Management, Inc.	897	7,176
Aon PLC, Class A	149	30,529
Apollo Global Management, Inc.	109	4,755
Arch Capital Group Ltd.(b)	248	7,984
Arthur J. Gallagher & Co.	114	13,157
Assurant, Inc.	40	5,165
	Shares	Value
Financials-(continued)
Athene Holding Ltd., Class A(b)	89	$3,947
Bank of America Corp.	4,849	136,548
Bank of New York Mellon Corp. (The)	502	19,638
Berkshire Hathaway, Inc., Class B(b)	875	200,296
BlackRock, Inc.	93	64,947
Blackstone Group, Inc. (The), Class A	419	24,951
Brown & Brown, Inc.	152	6,845
Capital One Financial Corp.	286	24,493
Carlyle Group, Inc. (The)	88	2,500
Cboe Global Markets, Inc.	67	6,118
Charles Schwab Corp. (The)	968	47,219
Chubb Ltd.	284	41,984
Cincinnati Financial Corp.	93	7,101
Citigroup, Inc.	1,295	71,316
Citizens Financial Group, Inc.	265	8,655
CME Group, Inc., Class A	222	38,857
Discover Financial Services	196	14,929
Equitable Holdings, Inc.	263	6,675
Erie Indemnity Co., Class A	18	4,061
Everest Re Group Ltd.	24	5,456
FactSet Research Systems, Inc.	23	7,676
Fidelity National Financial, Inc.	175	6,298
Fifth Third Bancorp	441	11,175
First Republic Bank	109	14,122
Franklin Resources, Inc.	182	4,002
Globe Life, Inc.	65	6,051
Goldman Sachs Group, Inc. (The)	202	46,577
Hartford Financial Services Group, Inc. (The)	222	9,812
Huntington Bancshares, Inc.	637	7,695
Intercontinental Exchange, Inc.	348	36,717
Invesco Ltd., (Acquired 09/19/2017 - 11/27/2020; Cost $3,907)(c)(e)	241	3,911
JPMorgan Chase & Co.	1,895	223,383
KeyCorp	600	9,276
KKR & Co., Inc., Class A	312	11,834
Lincoln National Corp.	116	5,478
Loews Corp.	159	6,664
M&T Bank Corp.	84	9,785
Markel Corp.(b)	9	8,764
MarketAxess Holdings, Inc.	23	12,401
Marsh & McLennan Cos., Inc.	312	35,768
MetLife, Inc.	485	22,392
Moody’s Corp.	108	30,493
Morgan Stanley	843	52,123
MSCI, Inc.	54	22,109
Nasdaq, Inc.	70	8,959
Northern Trust Corp.	127	11,826
PNC Financial Services Group, Inc. (The)	268	37,003
Principal Financial Group, Inc.	174	8,663
Progressive Corp. (The)	369	32,144
Prudential Financial, Inc.	246	18,603
Raymond James Financial, Inc.	83	7,549
Regions Financial Corp.	596	9,101
Reinsurance Group of America, Inc.	42	4,842
RenaissanceRe Holdings Ltd. (Bermuda)	26	4,281
S&P Global, Inc.	153	53,822
SEI Investments Co.	83	4,378
State Street Corp.	221	15,576
SVB Financial Group(b)	28	9,656
Synchrony Financial	348	10,604
T. Rowe Price Group, Inc.	141	20,221
Tradeweb Markets, Inc., Class A	48	2,863

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	156	$20,225
Truist Financial Corp.	837	38,854
U.S. Bancorp	857	37,031
Voya Financial, Inc.	86	4,956
W.R. Berkley Corp.	90	5,862
Wells Fargo & Co.	2,426	66,351
Willis Towers Watson PLC	84	17,488
		2,006,252
Health Care-13.63%
10X Genomics, Inc., Class A(b)	38	5,818
Abbott Laboratories	1,100	119,042
AbbVie, Inc.	1,101	115,143
ABIOMED, Inc.(b)	26	7,127
Agilent Technologies, Inc.	196	22,912
Alexion Pharmaceuticals, Inc.(b)	136	16,607
Align Technology, Inc.(b)	45	21,658
Alnylam Pharmaceuticals, Inc.(b)	68	8,834
AmerisourceBergen Corp.	93	9,589
Amgen, Inc.	364	80,823
Anthem, Inc.	156	48,597
Avantor, Inc.(b)	346	9,439
Baxter International, Inc.	314	23,886
Becton, Dickinson and Co.	179	42,036
Biogen, Inc.(b)	98	23,537
BioMarin Pharmaceutical, Inc.(b)	111	8,736
Bio-Rad Laboratories, Inc., Class A(b)	14	7,539
Boston Scientific Corp.(b)	875	29,006
Bristol-Myers Squibb Co.	1,409	87,922
Cardinal Health, Inc.	180	9,826
Catalent, Inc.(b)	93	8,941
Centene Corp.(b)	370	22,810
Cerner Corp.	197	14,743
Cigna Corp.	228	47,684
Cooper Cos., Inc. (The)	35	11,733
CVS Health Corp.	814	55,181
Danaher Corp.	394	88,504
DaVita, Inc.(b)	50	5,493
DENTSPLY SIRONA, Inc.	136	6,921
DexCom, Inc.(b)	61	19,500
Edwards Lifesciences Corp.(b)	392	32,885
Elanco Animal Health, Inc.(b)	246	7,525
Eli Lilly and Co.	533	77,631
Exact Sciences Corp.(b)	90	10,895
Gilead Sciences, Inc.	791	47,990
HCA Healthcare, Inc.	172	25,819
Henry Schein, Inc.(b)	89	5,724
Hologic, Inc.(b)	160	11,061
Horizon Therapeutics PLC(b)	137	9,649
Humana, Inc.	83	33,243
IDEXX Laboratories, Inc.(b)	54	24,893
Illumina, Inc.(b)	90	28,988
Incyte Corp.(b)	112	9,468
Insulet Corp.(b)	42	10,824
Intuitive Surgical, Inc.(b)	73	53,002
Ionis Pharmaceuticals, Inc.(b)	86	4,346
IQVIA Holdings, Inc.(b)	116	19,603
Jazz Pharmaceuticals PLC(b)	39	5,488
Johnson & Johnson	1,637	236,841
Laboratory Corp. of America Holdings(b)	64	12,790
Masimo Corp.(b)	28	7,126
McKesson Corp.	105	18,891
Medtronic PLC	837	95,167
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	1,584	$127,338
Mettler-Toledo International, Inc.(b)	15	17,251
Moderna, Inc.(b)	172	26,271
Molina Healthcare, Inc.(b)	40	8,165
Neurocrine Biosciences, Inc.(b)	50	4,747
Novocure Ltd.(b)	53	6,659
PerkinElmer, Inc.	68	9,044
Perrigo Co. PLC	87	4,195
Pfizer, Inc.	3,455	132,361
PPD, Inc.(b)	73	2,555
Quest Diagnostics, Inc.	86	10,662
Regeneron Pharmaceuticals, Inc.(b)	64	33,026
ResMed, Inc.	89	18,654
Royalty Pharma PLC, Class A	71	3,025
Sarepta Therapeutics, Inc.(b)	45	6,339
Seagen, Inc.(b)	71	12,092
STERIS PLC	49	9,497
Stryker Corp.	210	49,014
Teladoc Health, Inc.(b)(d)	70	13,914
Teleflex, Inc.	26	9,951
Thermo Fisher Scientific, Inc.	246	114,385
UnitedHealth Group, Inc.	592	199,113
Universal Health Services, Inc., Class B	48	6,268
Varian Medical Systems, Inc.(b)	61	10,613
Veeva Systems, Inc., Class A(b)	86	23,811
Vertex Pharmaceuticals, Inc.(b)	159	36,212
Viatris, Inc.(b)	793	13,338
Waters Corp.(b)	42	9,744
West Pharmaceutical Services, Inc.	45	12,382
Zimmer Biomet Holdings, Inc.	131	19,535
Zoetis, Inc.	292	46,831
		2,766,428
Industrials-8.52%
3M Co.	356	61,492
A.O. Smith Corp.	87	4,899
Allegion PLC	61	6,956
AMERCO	4	1,657
AMETEK, Inc.	138	16,357
Boeing Co. (The)	332	69,956
C.H. Robinson Worldwide, Inc.	86	8,081
Carrier Global Corp.	510	19,416
Caterpillar, Inc.	337	58,500
Cintas Corp.	57	20,252
Copart, Inc.(b)	132	15,239
CoStar Group, Inc.(b)	24	21,854
CSX Corp.	484	43,584
Cummins, Inc.	92	21,268
Deere & Co.	182	47,615
Delta Air Lines, Inc.	94	3,783
Dover Corp.	89	10,861
Eaton Corp. PLC	249	30,156
Emerson Electric Co.	379	29,115
Equifax, Inc.	71	11,850
Expeditors International of Washington, Inc.	108	9,652
Fastenal Co.	356	17,604
FedEx Corp.	154	44,133
Fortive Corp.	193	13,535
Fortune Brands Home & Security, Inc.	88	7,348
Generac Holdings, Inc.(b)	39	8,408
General Dynamics Corp.	154	23,000
General Electric Co.	5,457	55,552
HD Supply Holdings, Inc.(b)	105	5,857

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
HEICO Corp.	24	$2,966
HEICO Corp., Class A	45	4,984
Honeywell International, Inc.	436	88,909
Howmet Aerospace, Inc.	243	5,701
Huntington Ingalls Industries, Inc.	24	3,845
IDEX Corp.	46	8,885
IHS Markit Ltd.	240	23,870
Illinois Tool Works, Inc.	198	41,796
Ingersoll Rand, Inc.(b)	220	9,739
J.B. Hunt Transport Services, Inc.	49	6,629
Jacobs Engineering Group, Inc.	86	9,274
Johnson Controls International PLC	480	22,099
Kansas City Southern	62	11,543
Knight-Swift Transportation Holdings, Inc.	83	3,427
L3Harris Technologies, Inc.	136	26,111
Lennox International, Inc.	22	6,332
Lockheed Martin Corp.	156	56,940
Masco Corp.	175	9,392
Nordson Corp.	39	7,949
Norfolk Southern Corp.	158	37,449
Northrop Grumman Corp.	100	30,226
Old Dominion Freight Line, Inc.	62	12,608
Otis Worldwide Corp.	259	17,337
Owens Corning	67	4,882
PACCAR, Inc.	218	18,979
Parker-Hannifin Corp.	83	22,183
Pentair PLC	108	5,597
Raytheon Technologies Corp.	945	67,775
Republic Services, Inc.	136	13,154
Robert Half International, Inc.	70	4,493
Rockwell Automation, Inc.	70	17,889
Rollins, Inc.	90	5,146
Roper Technologies, Inc.	66	28,182
Sensata Technologies Holding PLC(b)	94	4,590
Snap-on, Inc.	28	4,924
Southwest Airlines Co.	89	4,124
Stanley Black & Decker, Inc.	93	17,141
Sunrun, Inc.(b)	69	4,422
Teledyne Technologies, Inc.(b)	22	8,315
Textron, Inc.	138	6,224
Trane Technologies PLC	152	22,228
TransDigm Group, Inc.	32	18,534
TransUnion	115	10,475
Uber Technologies, Inc.(b)	594	29,498
Union Pacific Corp.	419	85,510
United Parcel Service, Inc., Class B	439	75,100
United Rentals, Inc.(b)	45	10,214
Verisk Analytics, Inc.	93	18,443
W.W. Grainger, Inc.	26	10,876
Wabtec Corp.	112	8,210
Waste Connections, Inc.	160	16,637
Waste Management, Inc.	265	31,569
XPO Logistics, Inc.(b)	61	6,507
Xylem, Inc.	111	10,653
		1,728,465
Information Technology-28.24%
Accenture PLC, Class A	396	98,640
Adobe, Inc.(b)	298	142,584
Advanced Micro Devices, Inc.(b)	728	67,456
Akamai Technologies, Inc.(b)	105	10,869
Amphenol Corp., Class A	182	23,807
Analog Devices, Inc.	226	31,432
	Shares	Value
Information Technology-(continued)
ANSYS, Inc.(b)	49	$16,565
Apple, Inc.	10,635	1,266,097
Applied Materials, Inc.	573	47,261
Arista Networks, Inc.(b)	39	10,557
Arrow Electronics, Inc.(b)	48	4,399
Autodesk, Inc.(b)	134	37,551
Automatic Data Processing, Inc.	268	46,600
Avalara, Inc.(b)	45	7,729
Black Knight, Inc.(b)	90	8,246
Booz Allen Hamilton Holding Corp.	88	7,637
Broadcom, Inc.	252	101,198
Broadridge Financial Solutions, Inc.	70	10,282
Cadence Design Systems, Inc.(b)	176	20,469
CDW Corp.	89	11,614
Ceridian HCM Holding, Inc.(b)	83	8,003
Cisco Systems, Inc.	2,645	113,788
Citrix Systems, Inc.	70	8,674
Cloudflare, Inc., Class A(b)	96	7,208
Cognex Corp.	109	8,190
Cognizant Technology Solutions Corp., Class A	347	27,111
Corning, Inc.	480	17,962
Coupa Software, Inc.(b)	43	14,143
Crowdstrike Holdings, Inc., Class A(b)	89	13,642
Datadog, Inc., Class A(b)	84	8,309
Dell Technologies, Inc., Class C(b)	153	10,562
DocuSign, Inc.(b)	108	24,611
Dropbox, Inc., Class A(b)	154	3,075
Dynatrace, Inc.(b)	83	3,156
Enphase Energy, Inc.(b)	74	10,106
EPAM Systems, Inc.(b)	35	11,282
F5 Networks, Inc.(b)	40	6,512
Fair Isaac Corp.(b)	20	9,456
Fidelity National Information Services, Inc.	380	56,396
Fiserv, Inc.(b)	357	41,119
FleetCor Technologies, Inc.(b)	49	12,995
Fortinet, Inc.(b)	90	11,091
Gartner, Inc.(b)	50	7,600
Global Payments, Inc.	182	35,525
GoDaddy, Inc., Class A(b)	109	8,670
Guidewire Software, Inc.(b)	48	5,879
Hewlett Packard Enterprise Co.	810	8,942
HP, Inc.	898	19,693
HubSpot, Inc.(b)	27	10,647
Intel Corp.	2,620	126,677
International Business Machines Corp.	552	68,183
Intuit, Inc.	159	55,971
IPG Photonics Corp.(b)	23	4,761
Jack Henry & Associates, Inc.	46	7,400
Juniper Networks, Inc.	203	4,419
Keysight Technologies, Inc.(b)	114	13,685
KLA Corp.	93	23,433
Lam Research Corp.	89	40,287
Leidos Holdings, Inc.	86	8,660
Marvell Technology Group Ltd.	418	19,349
Mastercard, Inc., Class A	555	186,763
Maxim Integrated Products, Inc.	171	14,200
Microchip Technology, Inc.	152	20,427
Micron Technology, Inc.(b)	688	44,094
Microsoft Corp.	4,471	957,107
MongoDB, Inc.(b)	26	7,470
Monolithic Power Systems, Inc.	27	8,639
Motorola Solutions, Inc.	108	18,525

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
NetApp, Inc.	136	$7,250
NortonLifeLock, Inc.	354	6,453
NVIDIA Corp.	386	206,919
NXP Semiconductors N.V. (Netherlands)	175	27,723
Okta, Inc.(b)	68	16,663
ON Semiconductor Corp.(b)	260	7,475
Oracle Corp.	1,240	71,573
Palo Alto Networks, Inc.(b)	60	17,635
Paychex, Inc.	200	18,630
Paycom Software, Inc.(b)	31	12,929
PayPal Holdings, Inc.(b)	699	149,670
PTC, Inc.(b)	67	7,226
Qorvo, Inc.(b)	70	10,968
QUALCOMM, Inc.	709	104,343
RingCentral, Inc., Class A(b)	45	13,367
salesforce.com, inc.(b)	567	139,369
Seagate Technology PLC	150	8,821
ServiceNow, Inc.(b)	119	63,611
Skyworks Solutions, Inc.	108	15,246
Slack Technologies, Inc., Class A(b)	241	10,334
Snowflake, Inc., Class A(b)	20	6,517
SolarEdge Technologies, Inc.(b)	31	8,617
Splunk, Inc.(b)	93	18,989
Square, Inc., Class A(b)	232	48,943
SS&C Technologies Holdings, Inc.	138	9,507
Synopsys, Inc.(b)	92	20,930
TE Connectivity Ltd.	204	23,250
Teradyne, Inc.	108	11,917
Texas Instruments, Inc.	568	91,590
Trade Desk, Inc. (The), Class A(b)	26	23,428
Trimble, Inc.(b)	155	9,280
Twilio, Inc., Class A(b)	76	24,327
Tyler Technologies, Inc.(b)	23	9,835
VeriSign, Inc.(b)	66	13,247
Visa, Inc., Class A	1,048	220,447
VMware, Inc., Class A(b)(d)	48	6,715
Western Digital Corp.	182	8,168
Western Union Co. (The)	260	5,866
Workday, Inc., Class A(b)	106	23,828
Xilinx, Inc.	155	22,560
Zebra Technologies Corp., Class A(b)	35	13,245
Zendesk, Inc.(b)	72	9,612
Zoom Video Communications, Inc., Class A(b)	108	51,663
Zscaler, Inc.(b)	45	7,009
		5,731,085
Materials-2.63%
Air Products and Chemicals, Inc.	136	38,099
Albemarle Corp.	66	8,974
Amcor PLC	996	11,285
Avery Dennison Corp.	49	7,318
Axalta Coating Systems Ltd.(b)	132	3,776
Ball Corp.	200	19,202
Celanese Corp.	71	9,182
CF Industries Holdings, Inc.	133	4,961
Corteva, Inc.	466	17,857
Crown Holdings, Inc.(b)	86	8,105
Dow, Inc.	463	24,544
DuPont de Nemours, Inc.	462	29,309
Eastman Chemical Co.	87	8,474
Ecolab, Inc.	159	35,322
FMC Corp.	84	9,745
Freeport-McMoRan, Inc.	904	21,145
	Shares	Value
Materials-(continued)
International Flavors & Fragrances, Inc.(d)	49	$5,493
International Paper Co.	237	11,727
Linde PLC (United Kingdom)	331	84,875
LyondellBasell Industries N.V., Class A	171	14,552
Martin Marietta Materials, Inc.	42	11,156
Mosaic Co. (The)	222	4,875
Newmont Corp.	505	29,704
Nucor Corp.	193	10,364
Packaging Corp. of America	62	8,060
PPG Industries, Inc.	150	22,015
RPM International, Inc.	84	7,393
Sealed Air Corp.	93	4,191
Sherwin-Williams Co. (The)	51	38,129
Steel Dynamics, Inc.	133	4,816
Vulcan Materials Co.	86	12,010
Westrock Co.	158	6,669
		533,327
Real Estate-2.57%
Alexandria Real Estate Equities, Inc.	72	11,789
American Tower Corp.	281	64,967
AvalonBay Communities, Inc.	88	14,660
Boston Properties, Inc.	90	8,834
Camden Property Trust	64	6,325
CBRE Group, Inc., Class A(b)	204	12,473
Crown Castle International Corp.	262	43,903
Digital Realty Trust, Inc.	160	21,560
Duke Realty Corp.	226	8,602
Equinix, Inc.	56	39,076
Equity LifeStyle Properties, Inc.	109	6,386
Equity Residential	237	13,727
Essex Property Trust, Inc.	43	10,573
Extra Space Storage, Inc.	84	9,469
Healthpeak Properties, Inc.	312	9,004
Host Hotels & Resorts, Inc.	440	6,173
Invitation Homes, Inc.	335	9,574
Iron Mountain, Inc.	178	4,895
Medical Properties Trust, Inc.	328	6,363
Mid-America Apartment Communities, Inc.	68	8,579
Omega Healthcare Investors, Inc.	137	4,825
Prologis, Inc.	462	46,223
Public Storage	94	21,099
Realty Income Corp.	204	12,234
Regency Centers Corp.	108	4,923
SBA Communications Corp., Class A	68	19,528
Simon Property Group, Inc.	194	16,019
Sun Communities, Inc.	61	8,479
UDR, Inc.	181	6,963
Ventas, Inc.	237	11,355
VEREIT, Inc.	677	4,800
VICI Properties, Inc.	290	7,334
Vornado Realty Trust	105	4,086
Welltower, Inc.	259	16,312
Weyerhaeuser Co.	464	13,475
WP Carey, Inc.	109	7,544
		522,131
Utilities-2.82%
AES Corp. (The)	416	8,503
Alliant Energy Corp.	154	8,100
Ameren Corp.	154	11,978
American Electric Power Co., Inc.	308	26,146
American Water Works Co., Inc.	111	17,025

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Atmos Energy Corp.	72	$6,904
CenterPoint Energy, Inc.	312	7,235
CMS Energy Corp.	177	10,893
Consolidated Edison, Inc.	204	15,555
Dominion Energy, Inc.	526	41,286
DTE Energy Co.	116	14,594
Duke Energy Corp.	460	42,624
Edison International	224	13,745
Entergy Corp.	128	13,933
Essential Utilities, Inc.	136	6,158
Evergy, Inc.	138	7,647
Eversource Energy	203	17,765
Exelon Corp.	612	25,135
FirstEnergy Corp.	334	8,871
NextEra Energy, Inc.	1,228	90,369
NiSource, Inc.	240	5,808
NRG Energy, Inc.	154	5,043
OGE Energy Corp.	128	4,146
PG&E Corp.(b)	906	11,506
Pinnacle West Capital Corp.	68	5,566
PPL Corp.	482	13,698
Public Service Enterprise Group, Inc.	312	18,183
Sempra Energy	180	22,946
Southern Co. (The)	659	39,441
UGI Corp.	131	4,648
	Shares	Value
Utilities-(continued)
Vistra Corp.	269	$5,025
WEC Energy Group, Inc.	198	18,800
Xcel Energy, Inc.	329	22,161
		571,437
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $17,564,028)		20,295,538
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 0.02%(e)(f)(g)	10,810	10,810
Invesco Private Prime Fund, 0.12%(e)(f)(g)	16,210	16,215
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,025)		27,025
TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $17,591,053)		20,322,563
OTHER ASSETS LESS LIABILITIES-(0.13)%		(25,986)
NET ASSETS-100.00%		$20,296,577

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The aggregate value of these securities at period end was $61,286, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Ltd.	$1,112	$2,025	$-	$774	$-	$3,911	$20
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	148,884	(148,884)	-	-	-	-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	817	36,247	(37,064)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,282	51,710	(55,182)	-	-	10,810	1*
Invesco Private Prime Fund	4,903	48,968	(37,657)	-	1	16,215	3*
Total	$21,114	$287,834	$(278,787)	$774	$1	$30,936	$24

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-2.42%
AMC Entertainment Holdings, Inc., Class A(b)	61	$260
AMC Networks, Inc., Class A(b)(c)	32	1,055
ANGI Homeservices, Inc., Class A(b)(c)	99	1,224
Anterix, Inc.(c)	15	449
ATN International, Inc.	13	636
Bandwidth, Inc., Class A(c)	23	3,491
Boingo Wireless, Inc.(c)	54	764
Boston Omaha Corp., Class A(c)	19	440
Cardlytics, Inc.(c)	29	3,442
Cargurus, Inc., (Acquired 05/28/2019 - 05/06/2020; Cost $2,938)(c)(d)	93	2,330
Cars.com, Inc.(b)(c)	76	849
Cincinnati Bell, Inc.(c)	54	821
Cinemark Holdings, Inc.(b)	135	2,086
Clear Channel Outdoor Holdings, Inc.(c)	460	695
Cogent Communications Holdings, Inc.	50	2,907
Consolidated Communications Holdings, Inc.(c)	72	403
E.W. Scripps Co. (The), Class A	57	727
Eventbrite, Inc., Class A(b)(c)	68	1,140
EverQuote, Inc., Class A(c)	9	339
GCI Liberty, Inc., Class A(c)	115	10,479
Globalstar, Inc.(c)	945	305
Glu Mobile, Inc.(c)	174	1,759
Gogo, Inc.(c)	66	696
Gray Television, Inc.(c)	114	2,013
Hemisphere Media Group, Inc.(c)	21	226
iHeartMedia, Inc., Class A(c)	69	825
IMAX Corp.(c)	67	994
Iridium Communications, Inc.(c)	142	4,557
John Wiley & Sons, Inc., Class A	54	1,865
Liberty Latin America Ltd., Class A (Chile)(c)	51	579
Liberty Latin America Ltd., Class C (Chile)(c)	187	2,115
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	10	252
Liberty Media Corp.-Liberty Braves, Class C(c)	42	1,050
Lions Gate Entertainment Corp., Class A(b)(c)	76	740
Lions Gate Entertainment Corp., Class B(c)	140	1,257
Loral Space & Communications, Inc.	15	345
Madison Square Garden Entertainment Corp.(c)	19	1,444
Madison Square Garden Sports Corp., Class A(c)	19	3,219
Meredith Corp.	52	1,058
MSG Networks, Inc., Class A(c)	54	656
New York Times Co. (The), Class A	166	7,123
Nexstar Media Group, Inc., Class A	53	5,578
QuinStreet, Inc.(c)	55	981
Scholastic Corp.	36	854
Shenandoah Telecommunications Co.	57	2,533
Sinclair Broadcast Group, Inc., Class A(b)	54	1,472
TechTarget, Inc.(c)	28	1,470
TEGNA, Inc.	255	3,674
Telephone & Data Systems, Inc.	109	2,069
Tribune Publishing Co.	19	229
TripAdvisor, Inc.(c)	124	3,236
TrueCar, Inc.(c)	103	420
United States Cellular Corp.(c)	16	502
Vonage Holdings Corp.(c)	279	3,588
WideOpenWest, Inc.(c)	77	631
World Wrestling Entertainment, Inc., Class A	57	2,453
Yelp, Inc.(c)	85	2,715
ZoomInfo Technologies, Inc., Class A(c)	79	4,049
Zynga, Inc., Class A(c)	1,087	8,968
		113,037
	Shares	Value
Consumer Discretionary-14.22%
1-800-Flowers.com, Inc., Class A(c)	30	$703
Abercrombie & Fitch Co., Class A	78	1,618
Accel Entertainment, Inc.(c)	51	532
Acushnet Holdings Corp.	45	1,697
Adient PLC(c)	109	3,411
Adtalem Global Education, Inc.(c)	67	1,918
American Axle & Manufacturing Holdings, Inc.(c)	132	1,051
American Eagle Outfitters, Inc.	196	3,526
American Public Education, Inc.(c)	19	590
America’s Car-Mart, Inc.(c)	7	732
Asbury Automotive Group, Inc.(c)	24	2,706
At Home Group, Inc.(c)	58	1,099
AutoNation, Inc.(c)	71	4,352
Bally’s Corp.	20	889
Bed Bath & Beyond, Inc.	151	3,165
Big Lots, Inc.	46	2,377
BJ’s Restaurants, Inc.	25	826
Bloomin’ Brands, Inc.	99	1,733
Boot Barn Holdings, Inc.(c)	34	1,403
Boyd Gaming Corp.	99	3,811
Bright Horizons Family Solutions, Inc.(c)	72	12,248
Brinker International, Inc.	56	2,806
Brunswick Corp.	94	7,016
Buckle, Inc. (The)	34	912
Caesars Entertainment, Inc.(c)	214	14,578
Callaway Golf Co.	108	2,295
Camping World Holdings, Inc., Class A	46	1,410
Capri Holdings Ltd.(c)	168	5,944
CarParts.com, Inc.(c)	42	633
Carriage Services, Inc.	21	571
Carter’s, Inc.	51	4,538
Cavco Industries, Inc.(c)	11	1,980
Century Communities, Inc.(c)	36	1,602
Cheesecake Factory, Inc. (The)(b)	51	1,911
Chegg, Inc.(c)	148	11,534
Children’s Place, Inc. (The)(b)	17	731
Choice Hotels International, Inc.	42	4,185
Churchill Downs, Inc.	42	7,557
Collectors Universe, Inc.	11	849
Columbia Sportswear Co.	37	3,031
Cooper Tire & Rubber Co.	61	2,424
Core-Mark Holding Co., Inc.	54	1,684
Cracker Barrel Old Country Store, Inc.	28	3,908
Crocs, Inc.(c)	84	4,947
Dana, Inc.	174	2,930
Dave & Buster’s Entertainment, Inc.(b)	53	1,342
Deckers Outdoor Corp.(c)	34	8,656
Denny’s Corp.(c)	72	829
Designer Brands, Inc., Class A	78	616
Dick’s Sporting Goods, Inc.	78	4,431
Dillard’s, Inc., Class A(b)	13	608
Dine Brands Global, Inc.	19	1,196
Dorman Products, Inc.(c)	34	3,141
Duluth Holdings, Inc., Class B(c)	25	368
Dunkin’ Brands Group, Inc.	98	10,421
El Pollo Loco Holdings, Inc.(c)	27	423
Ethan Allen Interiors, Inc.	30	548
Everi Holdings, Inc.(c)	108	1,149
Extended Stay America, Inc.	200	2,742
Five Below, Inc.(c)	66	10,322
Floor & Decor Holdings, Inc., Class A(c)	99	7,929
Foot Locker, Inc.	119	4,451
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Fox Factory Holding Corp.(c)	50	$4,364
Franchise Group, Inc.	22	589
frontdoor, inc.(c)	106	5,018
GameStop Corp., Class A(b)(c)	74	1,225
Gap, Inc. (The)	264	5,533
Genesco, Inc.(c)	19	596
Gentex Corp.	297	9,682
Gentherm, Inc.(c)	40	2,274
G-III Apparel Group Ltd.(c)	49	998
Goodyear Tire & Rubber Co. (The)	282	2,938
GoPro, Inc., Class A(c)	151	1,055
Graham Holdings Co., Class B	5	2,235
Grand Canyon Education, Inc.(c)	57	4,758
Green Brick Partners, Inc.(c)	30	653
Group 1 Automotive, Inc.	21	2,495
Groupon, Inc.(b)(c)	26	784
GrowGeneration Corp.(c)	46	1,618
Grubhub, Inc.(c)	109	7,667
Guess?, Inc.	40	672
H&R Block, Inc.	224	4,211
Hanesbrands, Inc.	423	6,007
Harley-Davidson, Inc.	181	7,292
Haverty Furniture Cos., Inc., (Acquired 09/19/2017 - 05/06/2020; Cost $440)(d)	21	572
Helen of Troy Ltd.(c)	30	6,060
Hibbett Sports, Inc.(c)	21	864
Hilton Grand Vacations, Inc.(c)	102	2,829
Hyatt Hotels Corp., Class A	46	3,311
Installed Building Products, Inc.(c)	27	2,668
iRobot Corp.(b)(c)	34	2,667
Jack in the Box, Inc.	24	2,208
Johnson Outdoors, Inc., Class A	7	585
K12, Inc.(c)	45	1,050
KB Home	96	3,379
Kohl’s Corp.	184	5,925
Kontoor Brands, Inc.	58	2,417
L Brands, Inc.	285	11,061
Lands’ End, Inc.(c)	13	324
Laureate Education, Inc., Class A(c)	119	1,690
La-Z-Boy, Inc.	55	2,037
LCI Industries	30	3,773
Leggett & Platt, Inc.	156	6,724
Levi Strauss & Co., Class A(b)	81	1,490
LGI Homes, Inc.(c)	26	2,809
Lindblad Expeditions Holdings, Inc.(c)	30	384
Lithia Motors, Inc., Class A	31	8,968
Lovesac Co. (The)(c)	13	414
Lumber Liquidators Holdings, Inc.(c)	35	1,011
M.D.C. Holdings, Inc.	68	3,282
M/I Homes, Inc.(c)	33	1,500
Macy’s, Inc.(b)	375	3,829
Magnite, Inc.(b)(c)	126	2,394
Malibu Boats, Inc., Class A(c)	25	1,425
MarineMax, Inc.(c)	27	887
Marriott Vacations Worldwide Corp.	49	6,239
Mattel, Inc.(c)	418	6,475
Meritage Homes Corp.(c)	46	4,147
Michaels Cos., Inc. (The)(b)(c)	84	831
Monarch Casino & Resort, Inc.(c)	15	828
Monro, Inc.	40	1,880
Murphy USA, Inc.	33	4,231
National Vision Holdings, Inc.(c)	100	4,281
	Shares	Value
Consumer Discretionary-(continued)
Nautilus, Inc.(c)	36	$760
Nordstrom, Inc.(b)	129	3,344
Norwegian Cruise Line Holdings Ltd.(b)(c)	379	8,668
ODP Corp. (The)	58	1,663
Ollie’s Bargain Outlet Holdings, Inc.(c)	69	6,076
OneSpaWorld Holdings Ltd. (Bahamas)	55	486
Overstock.com, Inc.(c)	49	3,307
Oxford Industries, Inc.	21	1,172
Papa John’s International, Inc.	34	2,732
Patrick Industries, Inc.	27	1,702
Penn National Gaming, Inc.(c)	186	13,020
Penske Automotive Group, Inc.	41	2,258
Perdoceo Education Corp.(c)	85	964
PetMed Express, Inc.	24	737
Planet Fitness, Inc., Class A(c)	98	7,149
Playa Hotels & Resorts N.V.(c)	69	351
Polaris, Inc.	69	6,624
Purple Innovation, Inc.(c)	39	1,163
PVH Corp.	84	6,677
Quotient Technology, Inc.(c)	94	700
Qurate Retail, Inc., Class A	471	4,931
Ralph Lauren Corp.	58	4,973
RealReal, Inc. (The)(c)	25	346
Red Rock Resorts, Inc., Class A	85	1,848
Rent-A-Center, Inc.	54	1,826
Revolve Group, Inc.(c)	16	378
RH(c)	19	8,610
Ruth’s Hospitality Group, Inc.	34	529
Sally Beauty Holdings, Inc.(c)	147	1,691
Scientific Games Corp.(c)	67	2,498
SeaWorld Entertainment, Inc.(c)	61	1,702
Service Corp. International	214	10,409
Shake Shack, Inc., Class A(b)(c)	42	3,430
Shoe Carnival, Inc.	15	549
Shutterstock, Inc.	24	1,650
Signet Jewelers Ltd.	67	2,029
Six Flags Entertainment Corp.	91	2,796
Skechers U.S.A., Inc., Class A(c)	162	5,422
Skyline Champion Corp.(c)	56	1,721
Sleep Number Corp.(c)	33	2,290
Smith & Wesson Brands, Inc.(b)	64	1,009
Sonic Automotive, Inc., Class A	28	1,131
Sonos, Inc.(c)	104	2,313
Sportsman’s Warehouse Holdings, Inc.(c)	52	724
Stamps.com, Inc.(c)	20	3,749
Standard Motor Products, Inc.	24	1,111
Steven Madden Ltd.	97	3,053
Stitch Fix, Inc., Class A(c)	68	2,754
Stoneridge, Inc.(c)	33	886
Strategic Education, Inc.	29	2,723
Sturm Ruger & Co., Inc.	21	1,286
Tapestry, Inc.	338	9,572
Taylor Morrison Home Corp., Class A(c)	148	3,741
Tempur Sealy International, Inc.(c)	228	5,743
Tenneco, Inc., Class A(c)	70	746
Terminix Global Holdings, Inc.(c)	158	7,747
Texas Roadhouse, Inc.	81	6,140
Thor Industries, Inc.	65	6,273
Toll Brothers, Inc.	147	6,960
TopBuild Corp.(c)	41	7,143
TRI Pointe Group, Inc.(c)	154	2,692
Tupperware Brands Corp.(c)	59	1,985

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Under Armour, Inc., Class A(c)	223	$3,695
Under Armour, Inc., Class C(c)	230	3,347
Universal Electronics, Inc.(c)	16	843
Urban Outfitters, Inc.(c)	81	2,218
Veoneer, Inc. (Sweden)(b)(c)	127	2,531
Vista Outdoor, Inc.(c)	70	1,444
Visteon Corp.(c)	34	4,109
Vroom, Inc.(c)	47	1,685
Wendy’s Co. (The)	223	4,904
Williams-Sonoma, Inc.	92	10,071
Wingstop, Inc.	36	4,583
Winmark Corp.	3	540
Winnebago Industries, Inc.	36	1,905
Wolverine World Wide, Inc.	99	2,857
Workhorse Group, Inc.(c)	124	3,146
WW International, Inc.(c)	62	1,830
Wyndham Destinations, Inc.	103	4,332
Wyndham Hotels & Resorts, Inc.	110	6,325
XPEL, Inc.(c)(e)	18	682
YETI Holdings, Inc.(c)	90	5,685
Zumiez, Inc.(c)	24	890
		665,932
Consumer Staples-3.58%
Andersons, Inc. (The)	36	818
B&G Foods, Inc.(b)	76	2,104
BellRing Brands, Inc., Class A(c)	47	959
Beyond Meat, Inc.(b)(c)	29	4,057
BJ’s Wholesale Club Holdings, Inc.(c)	168	6,886
Boston Beer Co., Inc. (The), Class A(c)	11	10,239
Calavo Growers, Inc.	21	1,504
Cal-Maine Foods, Inc.(c)	46	1,800
Casey’s General Stores, Inc.	45	8,176
Celsius Holdings, Inc.(c)	33	1,064
Central Garden & Pet Co.(b)(c)	13	521
Central Garden & Pet Co., Class A(c)	49	1,808
Chefs’ Warehouse, Inc. (The)(c)	31	714
Coca-Cola Consolidated, Inc.	6	1,570
Coty, Inc., Class A	360	2,588
Darling Ingredients, Inc.(c)	194	9,366
Edgewell Personal Care Co.(c)	66	2,294
elf Beauty, Inc.(c)	49	1,065
Energizer Holdings, Inc.	72	3,016
Flowers Foods, Inc.	239	5,303
Fresh Del Monte Produce, Inc.	37	939
Freshpet, Inc.(c)	50	6,844
Grocery Outlet Holding Corp.(c)	86	3,321
Hain Celestial Group, Inc. (The)(c)	99	3,812
Herbalife Nutrition Ltd.(c)	120	5,749
Hostess Brands, Inc.(c)	147	1,992
Ingles Markets, Inc., Class A	15	564
Ingredion, Inc.	80	6,172
Inter Parfums, Inc.	21	1,141
J&J Snack Foods Corp.	18	2,617
John B. Sanfilippo & Son, Inc.	10	742
Lancaster Colony Corp.	24	4,064
Landec Corp.(c)	31	321
Medifast, Inc.	13	2,654
MGP Ingredients, Inc.	16	698
National Beverage Corp.(b)(c)	13	1,274
Nu Skin Enterprises, Inc., Class A	62	3,194
Performance Food Group Co.(c)	161	6,984
Pilgrim’s Pride Corp.(c)	59	1,115
	Shares	Value
Consumer Staples-(continued)
Post Holdings, Inc.(c)	77	$7,273
PriceSmart, Inc.	28	2,276
Rite Aid Corp.(b)(c)	72	950
Sanderson Farms, Inc.	24	3,282
Simply Good Foods Co. (The)(c)	108	2,348
SpartanNash Co.	42	793
Spectrum Brands Holdings, Inc.	49	3,275
Sprouts Farmers Market, Inc.(c)	145	3,070
Tootsie Roll Industries, Inc.(b)	21	650
TreeHouse Foods, Inc.(c)	65	2,674
Turning Point Brands, Inc.	13	507
United Natural Foods, Inc.(c)	69	1,190
Universal Corp.	30	1,365
US Foods Holding Corp.(c)	267	8,405
USANA Health Sciences, Inc.(c)	16	1,203
Utz Brands, Inc.	53	1,070
Vector Group Ltd.	144	1,619
Village Super Market, Inc., Class A	10	232
Vital Farms, Inc.(c)	19	563
WD-40 Co.	16	4,069
Weis Markets, Inc.	19	905
		167,768
Energy-2.76%
Antero Midstream Corp.	364	2,453
Antero Resources Corp.(b)(c)	309	1,211
Apache Corp.	446	5,749
Arch Resources, Inc.	19	635
Archrock, Inc.	153	1,189
Bonanza Creek Energy, Inc.(c)	18	397
Brigham Minerals, Inc., Class A	40	417
Bristow Group, Inc.(c)	9	200
Cactus, Inc., Class A	57	1,322
ChampionX Corp.(c)	224	2,661
Cimarex Energy Co.	123	4,422
Clean Energy Fuels Corp.(c)	168	764
CNX Resources Corp.(c)	264	2,484
Continental Resources, Inc.(b)	108	1,661
Core Laboratories N.V.	54	1,186
CVR Energy, Inc.	36	509
Delek US Holdings, Inc.(b)	91	1,209
Devon Energy Corp.	454	6,352
Diamondback Energy, Inc.	189	7,553
DMC Global, Inc.	18	735
Dorian LPG Ltd.(c)	48	525
Dril-Quip, Inc.(c)	43	1,222
EnLink Midstream LLC	324	1,199
EQT Corp.	310	4,613
Equitrans Midstream Corp.	484	3,950
Frank’s International N.V.(c)	191	426
Green Plains, Inc.(c)	41	606
Helix Energy Solutions Group, Inc.(c)	166	624
Helmerich & Payne, Inc.	133	3,028
HollyFrontier Corp.	183	4,280
International Seaways, Inc.	24	405
Kosmos Energy Ltd. (Ghana)	582	1,024
Liberty Oilfield Services, Inc., Class A	66	614
Magnolia Oil & Gas Corp., Class A(c)	142	888
Marathon Oil Corp.	934	5,529
Matador Resources Co.(c)	132	1,344
Murphy Oil Corp.	164	1,650
National Oilwell Varco, Inc.	466	5,713
NexTier Oilfield Solutions, Inc.(c)	164	459

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
Oceaneering International, Inc.(c)	141	$856
Ovintiv, Inc.	307	3,917
Pacific Ethanol, Inc.(c)	72	441
Par Pacific Holdings, Inc.(c)	40	456
Parsley Energy, Inc., Class A	369	4,624
Patterson-UTI Energy, Inc.	257	1,108
PBF Energy, Inc., Class A(b)	114	828
PDC Energy, Inc.(c)	123	2,057
Plains GP Holdings L.P., Class A	210	1,665
ProPetro Holding Corp.(c)	72	416
Range Resources Corp.	283	2,066
Renewable Energy Group, Inc.(c)	48	2,788
REX American Resources Corp.(c)	7	550
RPC, Inc.(c)	100	310
Select Energy Services, Inc., Class A(c)	49	207
Southwestern Energy Co.(c)	857	2,665
Talos Energy, Inc.(c)	9	77
Targa Resources Corp.	276	6,486
TechnipFMC PLC (United Kingdom)	503	4,180
Texas Pacific Land Trust	7	4,270
Transocean Ltd.(b)(c)	779	1,441
Viper Energy Partners L.P.	76	851
World Fuel Services Corp.	79	2,245
WPX Energy, Inc.(c)	513	3,653
		129,365
Financials-14.45%
1st Source Corp.	21	784
Aaron’s Holdings Co., Inc.	82	5,160
Affiliated Managers Group, Inc.	55	4,792
Allegiance Bancshares, Inc.	26	823
Altabancorp	18	493
Amalgamated Bank, Class A	16	204
Ambac Financial Group, Inc.(c)	54	791
Amerant Bancorp, Inc.(c)	26	386
American Equity Investment Life Holding Co.	111	2,917
American National Group, Inc.	10	848
Ameris Bancorp	79	2,687
AMERISAFE, Inc.	24	1,314
Apollo Commercial Real Estate Finance, Inc.	177	1,908
Arbor Realty Trust, Inc.	132	1,758
Ares Commercial Real Estate Corp.	30	334
Ares Management Corp., Class A	129	5,811
Argo Group International Holdings Ltd.	42	1,646
ARMOUR Residential REIT, Inc.	72	762
Arrow Financial Corp.	16	476
Artisan Partners Asset Management, Inc., Class A	72	3,240
Assetmark Financial Holdings, Inc.(c)	18	428
Associated Banc-Corp.	178	2,727
Associated Capital Group, Inc., Class A	4	153
Assured Guaranty Ltd.	100	3,013
Atlantic Union Bankshares Corp.	90	2,692
AXIS Capital Holdings Ltd.	102	5,111
Axos Financial, Inc.(c)	67	2,244
B. Riley Financial, Inc.	15	542
Banc of California, Inc.	52	692
BancFirst Corp.	22	1,193
Bancorp, Inc. (The), (Acquired 09/19/2017 - 05/06/2020; Cost $451)(c)(d)	60	708
BancorpSouth Bank	124	3,143
Bank First Corp.	8	553
Bank of Hawaii Corp.	49	3,669
Bank of Marin Bancorp	15	521
	Shares	Value
Financials-(continued)
Bank OZK	151	$4,222
BankUnited, Inc.	115	3,279
Banner Corp.	42	1,736
Bar Harbor Bankshares	18	415
Berkshire Hills Bancorp, Inc.	56	918
BGC Partners, Inc., Class A	339	1,403
Blackstone Mortgage Trust, Inc., Class A	167	4,339
Blucora, Inc.(c)	60	782
BOK Financial Corp.	39	2,611
Boston Private Financial Holdings, Inc.	99	709
Bridge Bancorp, Inc.	19	424
Brighthouse Financial, Inc.(c)	112	3,931
Brightsphere Investment Group, Inc.	77	1,363
Broadmark Realty Capital, Inc.	148	1,502
Brookline Bancorp, Inc.	94	1,069
BRP Group, Inc., Class A(c)	39	1,149
Bryn Mawr Bank Corp.	24	716
Byline Bancorp, Inc.	19	291
Cadence BanCorp	157	2,189
Camden National Corp.	18	618
Cannae Holdings, Inc.(c)	100	3,942
Capital City Bank Group, Inc.(b)	15	342
Capitol Federal Financial, Inc.	163	2,008
Capstead Mortgage Corp.	114	642
Cathay General Bancorp	91	2,571
CBTX, Inc.	22	483
Central Pacific Financial Corp.	34	557
Century Bancorp, Inc., Class A	3	222
Chimera Investment Corp.	278	2,852
CIT Group, Inc.	115	3,851
Citizens, Inc.(c)	57	361
City Holding Co.	19	1,248
CNO Financial Group, Inc.	167	3,554
Cohen & Steers, Inc.	28	1,982
Colony Credit Real Estate, Inc., (Acquired 05/31/2018 - 05/06/2020; Cost $1,373)(d)	102	741
Columbia Banking System, Inc.	88	2,782
Columbia Financial, Inc.(c)	70	1,006
Comerica, Inc.	167	8,216
Commerce Bancshares, Inc.	119	7,849
Community Bank System, Inc.	63	3,922
Community Trust Bancorp, Inc.	19	643
ConnectOne Bancorp, Inc.	39	691
Cowen, Inc., Class A	31	743
Crawford & Co., Class A	19	140
Credit Acceptance Corp.(b)(c)	12	3,582
CrossFirst Bankshares, Inc.(b)(c)	55	501
Cullen/Frost Bankers, Inc.	72	6,042
Customers Bancorp, Inc.(c)	34	574
CVB Financial Corp.	157	2,981
Diamond Hill Investment Group, Inc.	4	547
Dime Community Bancshares, Inc.	36	520
Donegal Group, Inc., Class A	15	210
Dynex Capital, Inc.(b)	30	528
Eagle Bancorp, Inc.	40	1,471
East West Bancorp, Inc.	170	7,262
Eaton Vance Corp.	135	9,042
eHealth, Inc.(c)	27	2,052
Ellington Financial, Inc.	60	864
Employers Holdings, Inc.	39	1,190
Encore Capital Group, Inc.(c)	31	1,058
Enova International, Inc.(c)	42	878

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Enstar Group Ltd.(c)	15	$2,839
Enterprise Financial Services Corp.	31	1,054
Essent Group Ltd.	131	5,746
Evercore, Inc., Class A	48	4,365
F.N.B. Corp.	394	3,479
FB Financial Corp.	36	1,149
FBL Financial Group, Inc., Class A	13	676
Federal Agricultural Mortgage Corp., Class C	10	677
Federated Hermes, Inc., Class B	117	3,140
First American Financial Corp.	133	6,443
First Bancorp	264	2,096
First Bancorp/Southern Pines NC	36	1,130
First Bancshares, Inc. (The)	30	821
First Busey Corp.	58	1,161
First Citizens BancShares, Inc., Class A	6	3,172
First Commonwealth Financial Corp.	120	1,160
First Community Bancshares, Inc.	24	506
First Financial Bancorp	120	1,926
First Financial Bankshares, Inc.	157	5,247
First Financial Corp.	13	492
First Foundation, Inc.	45	799
First Hawaiian, Inc.	161	3,529
First Horizon Corp.	672	8,212
First Interstate BancSystem, Inc., Class A	49	1,864
First Merchants Corp.	70	2,332
First Mid Bancshares, Inc.	16	481
First Midwest Bancorp, Inc.	139	1,945
First of Long Island Corp. (The)	30	504
FirstCash, Inc.	48	3,084
Flagstar Bancorp, Inc.	67	2,348
Flushing Financial Corp.	31	440
Focus Financial Partners, Inc., Class A(c)	31	1,228
Freedom Holding Corp. (Kazakhstan)(b)(c)	21	774
Fulton Financial Corp.	199	2,452
Genworth Financial, Inc., Class A(c)	610	2,769
German American Bancorp, Inc.	30	958
Glacier Bancorp, Inc.	115	4,689
GoHealth, Inc., Class A(c)	50	527
Goosehead Insurance, Inc., Class A	19	2,339
Granite Point Mortgage Trust, Inc.	66	611
Great Southern Bancorp, Inc.	13	597
Great Western Bancorp, Inc.	69	1,134
Green Dot Corp., Class A(c)	58	3,106
Hamilton Lane, Inc., Class A	31	2,166
Hancock Whitney Corp.	109	3,062
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88	4,810
Hanover Insurance Group, Inc. (The)	45	5,056
HarborOne Bancorp, Inc.	47	461
HCI Group, Inc.	9	469
Heartland Financial USA, Inc.	42	1,637
Heritage Commerce Corp.	76	640
Heritage Financial Corp.	43	1,001
Heritage Insurance Holdings, Inc.	33	341
Hilltop Holdings, Inc.	79	1,903
Home BancShares, Inc.	193	3,572
HomeStreet, Inc.	30	971
Hope Bancorp, Inc.	153	1,450
Horace Mann Educators Corp.	49	1,956
Horizon Bancorp, Inc.	49	701
Houlihan Lokey, Inc.	60	3,887
Independence Holding Co.	6	237
	Shares	Value
Financials-(continued)
Independent Bank Corp.	42	$2,841
Independent Bank Corp./MI	25	425
Independent Bank Group, Inc.	42	2,357
Interactive Brokers Group, Inc., Class A	88	4,643
International Bancshares Corp.	67	2,171
Invesco Mortgage Capital, Inc., (Acquired 05/06/2020 - 10/01/2020; Cost $690)(d)(f)	252	837
Investors Bancorp, Inc.	286	2,768
James River Group Holdings Ltd.	37	1,686
Janus Henderson Group PLC (United Kingdom)	183	5,221
Jefferies Financial Group, Inc.	270	6,137
Kearny Financial Corp.	103	1,019
Kemper Corp.	75	5,621
Kinsale Capital Group, Inc.	26	6,244
KKR Real Estate Finance Trust, Inc.	31	565
Ladder Capital Corp.	111	1,012
Lakeland Bancorp, Inc.	58	697
Lakeland Financial Corp.	31	1,574
Lemonade, Inc.(c)	17	1,178
LendingClub Corp.(c)	83	662
LendingTree, Inc.(b)(c)	14	3,578
Live Oak Bancshares, Inc.	34	1,398
LPL Financial Holdings, Inc.	94	8,532
Luther Burbank Corp.	22	216
MBIA, Inc.(c)	66	420
Mercantile Bank Corp.	18	447
Merchants Bancorp	10	266
Mercury General Corp.	33	1,468
Meridian Bancorp, Inc.	60	819
Meta Financial Group, Inc.	42	1,390
MFA Financial, Inc.	534	1,976
MGIC Investment Corp.	397	4,748
Midland States Bancorp, Inc.	25	424
MidWestOne Financial Group, Inc.	18	419
Moelis & Co., Class A	66	2,590
Morningstar, Inc.	28	5,603
Mr. Cooper Group, Inc.(c)	85	2,266
National Bank Holdings Corp., Class A	36	1,158
National General Holdings Corp.	82	2,795
National Western Life Group, Inc., Class A	3	558
Navient Corp.	217	2,033
NBT Bancorp, Inc.	52	1,557
Nelnet, Inc., Class A	24	1,630
New Residential Investment Corp.	480	4,445
New York Community Bancorp, Inc.	560	5,426
New York Mortgage Trust, Inc.(b)	477	1,677
Nicolet Bankshares, Inc.(c)	10	665
NMI Holdings, Inc., Class A(c)	102	2,235
Northfield Bancorp, Inc.	52	579
Northwest Bancshares, Inc.	157	1,857
OceanFirst Financial Corp.	75	1,183
OFG Bancorp	63	1,055
Old National Bancorp	210	3,324
Old Republic International Corp.	349	6,254
OneMain Holdings, Inc.	99	3,860
Open Lending Corp.(c)	80	2,250
Origin Bancorp, Inc.	21	540
Pacific Premier Bancorp, Inc.	101	2,911
PacWest Bancorp	144	3,349
Palomar Holdings, Inc.(c)	21	1,388
Park National Corp.	18	1,820
Peapack-Gladstone Financial Corp.	19	418

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
PennyMac Financial Services, Inc.	69	$3,977
PennyMac Mortgage Investment Trust	124	2,120
Peoples Bancorp, Inc.	24	600
People’s United Financial, Inc.	510	6,324
Pinnacle Financial Partners, Inc.	94	5,091
Piper Sandler Cos.	21	1,936
PJT Partners, Inc., Class A	25	1,732
Popular, Inc.	101	4,902
PRA Group, Inc.(c)	55	2,290
Preferred Bank	18	662
Premier Financial Corp.	49	1,015
Primerica, Inc.	48	6,253
ProAssurance Corp.	64	1,018
ProSight Global, Inc.(c)	13	166
Prosperity Bancshares, Inc.	112	7,037
Provident Financial Services, Inc.	76	1,191
QCR Holdings, Inc.	18	628
Radian Group, Inc.	233	4,399
Ready Capital Corp.	57	738
Redwood Trust, Inc.	136	1,176
Renasant Corp.	70	2,161
Republic Bancorp, Inc., Class A	12	424
RLI Corp.	49	4,691
Rocket Cos., Inc., Class A(c)	138	2,859
S&T Bancorp, Inc.	48	1,075
Safety Insurance Group, Inc.	18	1,282
Sandy Spring Bancorp, Inc.	58	1,709
Seacoast Banking Corp. of Florida(c)	63	1,591
Selective Insurance Group, Inc.	72	4,451
Selectquote, Inc.(c)	39	837
ServisFirst Bancshares, Inc.	55	2,078
Signature Bank	64	7,180
Simmons First National Corp., Class A	141	2,749
SLM Corp.	405	4,297
South State Corp.	84	5,583
Southside Bancshares, Inc.	39	1,147
Starwood Property Trust, Inc.	342	6,135
State Auto Financial Corp.	21	315
Sterling Bancorp	227	3,627
Stewart Information Services Corp.	28	1,172
Stifel Financial Corp.	84	5,821
Stock Yards Bancorp, Inc.	25	996
StoneX Group, Inc.(c)	19	1,171
Synovus Financial Corp.	178	5,619
TCF Financial Corp.	185	6,216
Texas Capital Bancshares, Inc.(c)	61	3,410
TFS Financial Corp.	66	1,135
Third Point Reinsurance Ltd. (Bermuda)(c)	88	840
Tompkins Financial Corp.	16	1,018
Towne Bank	88	1,914
TPG RE Finance Trust, Inc.	52	539
TriCo Bancshares	33	1,081
TriState Capital Holdings, Inc.(c)	27	402
Triumph Bancorp, Inc.(c)	30	1,363
Trupanion, Inc.(c)	36	3,650
TrustCo Bank Corp.	114	692
Trustmark Corp.	73	1,812
Two Harbors Investment Corp.	325	2,028
UMB Financial Corp.	57	3,877
Umpqua Holdings Corp.	267	3,709
United Bankshares, Inc.	157	4,597
United Community Banks, Inc.	96	2,295
	Shares	Value
Financials-(continued)
United Fire Group, Inc.	25	$547
Universal Insurance Holdings, Inc.	39	544
Univest Financial Corp.	34	623
Unum Group	240	5,335
Valley National Bancorp	474	4,332
Veritex Holdings, Inc.	51	1,106
Victory Capital Holdings, Inc., Class A	15	308
Virtu Financial, Inc., Class A	78	1,778
Virtus Investment Partners, Inc.	9	1,610
Waddell & Reed Financial, Inc., Class A	70	1,152
Walker & Dunlop, Inc.	36	2,880
Washington Federal, Inc.	96	2,244
Washington Trust Bancorp, Inc.	19	747
Waterstone Financial, Inc.	30	527
Watford Holdings Ltd., Class A (Bermuda)(c)	25	868
Webster Financial Corp.	112	4,238
WesBanco, Inc.	78	2,233
Westamerica Bancorporation	33	1,819
Western Alliance Bancorporation	113	5,794
White Mountains Insurance Group Ltd.	4	3,840
Wintrust Financial Corp.	69	3,760
WisdomTree Investments, Inc.	144	616
World Acceptance Corp.(c)	5	565
WSFS Financial Corp.	61	2,326
Zions Bancorporation N.A.	197	7,602
		676,542
Health Care-15.98%
1Life Healthcare, Inc.(c)	61	2,005
Acadia Healthcare Co., Inc.(c)	94	3,990
ACADIA Pharmaceuticals, Inc.(c)	143	8,102
Accelerate Diagnostics, Inc.(b)(c)	34	266
Acceleron Pharma, Inc.(c)	61	7,202
Accolade, Inc.(c)	15	779
Acutus Medical, Inc.(c)	10	284
Adaptive Biotechnologies Corp.(c)	106	5,111
Addus HomeCare Corp.(c)	18	1,786
Adverum Biotechnologies, Inc.(c)	76	1,033
Aerie Pharmaceuticals, Inc.(b)(c)	50	620
Agenus, Inc.(c)	130	481
Agios Pharmaceuticals, Inc.(c)	73	3,381
Akebia Therapeutics, Inc.(c)	134	444
Akero Therapeutics, Inc.(c)	21	604
Akouos, Inc.(c)	10	207
Albireo Pharma, Inc.(c)	18	670
Alder Biopharmaceuticals, Inc., CVR(g)	48	42
Alector, Inc.(c)	51	669
Alkermes PLC(c)	190	3,469
Allakos, Inc.(c)	30	3,211
Allogene Therapeutics, Inc.(c)	75	2,329
Allovir, Inc.(c)	16	634
Allscripts Healthcare Solutions, Inc.(c)	201	2,750
Alphatec Holdings, Inc.(c)	54	567
ALX Oncology Holdings, Inc.(c)	9	692
Amedisys, Inc.(c)	39	9,547
Amicus Therapeutics, Inc.(c)	279	6,386
AMN Healthcare Services, Inc.(c)	57	3,714
Amneal Pharmaceuticals, Inc.(c)	85	336
Amphastar Pharmaceuticals, Inc.(c)	43	764
AnaptysBio, Inc.(c)	32	825
AngioDynamics, Inc.(c)	43	611
ANI Pharmaceuticals, Inc.(c)	10	296
Anika Therapeutics, Inc.(c)	16	605

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Annexon, Inc.(c)	16	$387
Antares Pharma, Inc.(b)(c)	187	583
Apellis Pharmaceuticals, Inc.(c)	68	3,206
Apollo Medical Holdings, Inc.(c)	30	547
Applied Molecular Transport, Inc.(c)	13	403
Applied Therapeutics, Inc.(c)	16	371
Aprea Therapeutics, Inc. (Sweden)(c)	11	278
Arcturus Therapeutics Holdings, Inc.(b)(c)	23	2,110
Arcus Biosciences, Inc.(c)	51	1,389
Arcutis Biotherapeutics, Inc.(c)	11	298
Ardelyx, Inc.(c)	68	428
Arena Pharmaceuticals, Inc.(c)	66	4,347
Arrowhead Pharmaceuticals, Inc.(c)	115	7,191
Arvinas, Inc.(c)	25	605
Assembly Biosciences, Inc.(c)	36	208
Atara Biotherapeutics, Inc.(c)	86	1,994
Athenex, Inc.(c)	57	777
Athersys, Inc.(b)(c)	221	409
Atreca, Inc., Class A(b)(c)	39	606
AtriCure, Inc.(c)	54	2,348
Atrion Corp.	2	1,200
Avanos Medical, Inc.(c)	58	2,459
Avidity Biosciences, Inc.(c)	16	479
Avrobio, Inc.(c)	42	578
AxoGen, Inc.(c)	40	572
Axonics Modulation Technologies, Inc.(b)(c)	28	1,229
Axsome Therapeutics, Inc.(c)	34	2,465
Beam Therapeutics, Inc.(b)(c)	20	1,000
BioCryst Pharmaceuticals, Inc.(b)(c)	180	920
BioDelivery Sciences International, Inc.(c)	97	369
Biohaven Pharmaceutical Holding Co. Ltd.(c)	62	5,515
BioLife Solutions, Inc.(c)	31	1,116
BioSpecifics Technologies Corp.(c)	6	530
Bio-Techne Corp.	46	13,952
BioTelemetry, Inc.(c)	40	2,216
Bioxcel Therapeutics, Inc.(c)	18	792
Black Diamond Therapeutics, Inc.(b)(c)	11	367
Bluebird Bio, Inc.(c)	75	3,307
Blueprint Medicines Corp.(c)	63	6,809
Brookdale Senior Living, Inc.(c)	220	933
Bruker Corp.	129	6,529
Calithera Biosciences, Inc.(c)	57	280
Cantel Medical Corp.	45	2,674
Cara Therapeutics, Inc.(c)	49	719
Cardiovascular Systems, Inc.(c)	43	1,482
CareDx, Inc.(c)	53	3,030
Castle Biosciences, Inc.(c)	15	713
Catalyst Pharmaceuticals, Inc.(c)	109	399
Celldex Therapeutics, Inc.(c)	47	1,057
CEL-SCI Corp.(b)(c)	42	525
Cerus Corp.(c)	214	1,423
Change Healthcare, Inc.(c)	276	4,728
Charles River Laboratories International, Inc.(c)	60	14,071
Chemed Corp.	19	9,087
ChemoCentryx, Inc.(c)	58	3,199
Clovis Oncology, Inc.(b)(c)	99	487
Codexis, Inc.(c)	67	1,241
Co-Diagnostics, Inc.(b)(c)	29	340
Coherus Biosciences, Inc.(c)	63	1,163
Collegium Pharmaceutical, Inc.(c)	31	573
Community Health Systems, Inc.(c)	108	883
Computer Programs & Systems, Inc.	15	426
	Shares	Value
Health Care-(continued)
CONMED Corp.	34	$3,464
Constellation Pharmaceuticals, Inc.(c)	27	684
Corcept Therapeutics, Inc.(c)	139	3,147
Cortexyme, Inc.(b)(c)	17	826
CorVel Corp.(c)	12	1,075
Covetrus, Inc.(c)	123	3,323
Crinetics Pharmaceuticals, Inc.(c)	22	294
CRISPR Therapeutics AG (Switzerland)(c)	63	7,996
CryoLife, Inc.(c)	43	895
CryoPort, Inc.(c)	43	2,092
Cue Biopharma, Inc.(c)	25	350
Cymabay Therapeutics, Inc.(c)	58	435
Cytokinetics, Inc.(c)	75	1,260
CytomX Therapeutics, Inc.(c)	36	271
Deciphera Pharmaceuticals, Inc.(c)	42	2,596
Denali Therapeutics, Inc.(c)	93	5,670
Dicerna Pharmaceuticals, Inc.(c)	80	2,022
Durect Corp.(c)	231	427
Dynavax Technologies Corp.(b)(c)	102	518
Eagle Pharmaceuticals, Inc.(c)	13	591
Editas Medicine, Inc.(c)	69	2,111
Eidos Therapeutics, Inc.(c)	13	1,197
Emergent BioSolutions, Inc.(c)	54	4,424
Enanta Pharmaceuticals, Inc.(c)	18	742
Encompass Health Corp.	119	9,589
Endo International PLC(c)	247	1,255
Ensign Group, Inc. (The)	61	4,384
Envista Holdings Corp.(c)	187	5,560
Epizyme, Inc.(c)	88	1,209
Esperion Therapeutics, Inc.(b)(c)	30	850
Evolent Health, Inc., Class A(c)	91	1,322
Exelixis, Inc.(c)	361	6,917
Fate Therapeutics, Inc.(c)	83	4,853
FibroGen, Inc.(c)	97	4,007
Flexion Therapeutics, Inc.(b)(c)	54	578
Fluidigm Corp.(c)	86	538
Forma Therapeutics Holdings, Inc.(c)	20	875
Frequency Therapeutics, Inc.(c)	30	861
Fulgent Genetics, Inc.(c)	14	629
G1 Therapeutics, Inc.(c)	30	548
Generation Bio Co.(c)	14	675
GenMark Diagnostics, Inc.(c)	83	1,110
Geron Corp.(b)(c)	368	686
Glaukos Corp.(c)	48	3,239
Global Blood Therapeutics, Inc.(c)	65	2,984
Globus Medical, Inc., Class A(c)	93	5,587
Gossamer Bio., Inc.(c)	62	548
Guardant Health, Inc.(c)	89	10,780
Haemonetics Corp.(c)	62	6,997
Halozyme Therapeutics, Inc.(c)	160	6,256
Hanger, Inc.(c)	39	885
Health Catalyst, Inc.(c)	20	713
HealthEquity, Inc.(c)	92	6,595
HealthStream, Inc.(c)	30	560
Heron Therapeutics, Inc.(c)	102	1,768
Heska Corp.(c)	12	1,500
Hill-Rom Holdings, Inc.	79	7,494
HMS Holdings Corp.(c)	106	3,331
Homology Medicines, Inc.(c)	22	216
ICU Medical, Inc.(c)	24	4,529
IGM Biosciences, Inc.(b)(c)	9	601
ImmunoGen, Inc.(c)	187	1,019

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Immunovant, Inc.(c)	39	$1,918
Inari Medical, Inc.(c)	12	829
Inhibrx, Inc.(c)	11	303
Innoviva, Inc.(c)	84	878
Inogen, Inc.(c)	24	842
Inovalon Holdings, Inc., Class A(c)	81	1,512
Inovio Pharmaceuticals, Inc.(b)(c)	189	2,310
Insmed, Inc.(c)	120	4,681
Inspire Medical Systems, Inc.(c)	29	5,386
Integer Holdings Corp.(c)	40	2,884
Integra LifeSciences Holdings Corp.(c)	85	4,652
Intellia Therapeutics, Inc.(b)(c)	57	2,238
Intercept Pharmaceuticals, Inc.(c)	29	1,030
Intersect ENT, Inc.(c)	36	689
Intra-Cellular Therapies, Inc.(c)	87	2,057
Invitae Corp.(b)(c)	158	7,845
Iovance Biotherapeutics, Inc.(c)	128	4,968
iRhythm Technologies, Inc.(c)	34	8,313
Ironwood Pharmaceuticals, Inc.(c)	190	2,189
iTeos Therapeutics, Inc.(c)	15	402
IVERIC bio, Inc.(c)	86	587
Kadmon Holdings, Inc.(c)	142	619
Kala Pharmaceuticals, Inc.(b)(c)	39	291
Karuna Therapeutics, Inc.(c)	14	1,397
Karyopharm Therapeutics, Inc.(b)(c)	60	1,019
Keros Therapeutics, Inc.(c)	11	832
Kiniksa Pharmaceuticals Ltd., Class A(c)	20	373
Kodiak Sciences, Inc.(c)	39	5,330
Krystal Biotech, Inc.(c)	13	714
Kura Oncology, Inc.(c)	66	2,396
Kymera Therapeutics, Inc.(c)	13	606
Lantheus Holdings, Inc.(c)	73	961
LeMaitre Vascular, Inc.	21	827
LHC Group, Inc.(c)	37	7,264
Ligand Pharmaceuticals, Inc.(b)(c)	21	1,772
LivaNova PLC(c)	58	3,065
Luminex Corp.	48	1,139
MacroGenics, Inc.(c)	62	1,430
Madrigal Pharmaceuticals, Inc.(b)(c)	13	1,518
Magellan Health, Inc.(c)	28	2,213
MEDNAX, Inc.(c)	103	2,082
Medpace Holdings, Inc.(c)	34	4,364
MeiraGTx Holdings PLC(c)	18	254
Meridian Bioscience, Inc.(c)	49	926
Merit Medical Systems, Inc.(c)	59	3,249
Mersana Therapeutics, Inc.(c)	68	1,733
Merus N.V. (Netherlands)(c)	18	308
Mesa Laboratories, Inc.	6	1,631
Mirati Therapeutics, Inc.(c)	35	8,325
Molecular Templates, Inc.(c)	24	215
Morphic Holding, Inc.(c)	15	471
Myovant Sciences Ltd.(c)	49	1,164
Myriad Genetics, Inc.(c)	90	1,579
NanoString Technologies, Inc.(c)	56	2,780
NantKwest, Inc.(c)	39	374
Natera, Inc.(c)	83	7,326
National HealthCare Corp.	13	809
National Research Corp.	15	770
Natus Medical, Inc.(c)	42	879
Nektar Therapeutics(c)	213	3,491
Neogen Corp.(c)	62	4,602
NeoGenomics, Inc.(c)	124	5,900
	Shares	Value
Health Care-(continued)
Neoleukin Therapeutics, Inc.(c)	32	$406
Nevro Corp.(c)	39	6,289
NextCure, Inc.(c)	13	132
NextGen Healthcare, Inc.(c)	60	1,064
Nkarta, Inc.(c)	8	266
Novavax, Inc.(c)	74	10,323
Nurix Therapeutics, Inc.(c)	13	554
NuVasive, Inc.(c)	63	2,918
Ocular Therapeutix, Inc.(c)	73	1,277
Odonate Therapeutics, Inc.(c)	18	270
Omeros Corp.(b)(c)	55	637
Omnicell, Inc.(c)	51	5,347
Ontrak, Inc.(b)(c)	8	397
OPKO Health, Inc.(b)(c)	488	2,264
Option Care Health, Inc.(c)	42	661
OraSure Technologies, Inc.(c)	91	1,092
ORIC Pharmaceuticals, Inc.(c)	22	746
Orthofix Medical, Inc.(c)	22	809
OrthoPediatrics Corp.(c)	16	732
Owens & Minor, Inc.	91	2,344
Pacific Biosciences of California, Inc.(c)	195	3,083
Pacira BioSciences, Inc.(c)	51	3,090
Passage Bio, Inc.(c)	16	328
Patterson Cos., Inc.	103	2,859
Pennant Group, Inc. (The)(c)	36	1,825
Penumbra, Inc.(b)(c)	41	9,098
Personalis, Inc.(c)	28	771
PetIQ, Inc.(c)	22	633
Phathom Pharmaceuticals, Inc.(c)	9	385
Phibro Animal Health Corp., Class A	24	453
Phreesia, Inc.(c)	39	1,722
Pliant Therapeutics, Inc.(c)	13	358
PRA Health Sciences, Inc.(c)	78	8,752
Precigen, Inc.(c)	83	657
Precision BioSciences, Inc.(c)	43	536
Premier, Inc., Class A	146	5,171
Prestige Consumer Healthcare, Inc.(c)	61	2,170
Progyny, Inc.(c)	20	710
Protagonist Therapeutics, Inc.(c)	35	846
Prothena Corp. PLC (Ireland)(c)	24	272
Provention Bio, Inc.(c)	39	585
Providence Service Corp. (The)(c)	16	2,173
PTC Therapeutics, Inc.(c)	71	4,442
Puma Biotechnology, Inc.(c)	51	574
Quanterix Corp.(c)	27	1,166
Quidel Corp.(c)	45	8,777
Quotient Ltd.(c)	85	590
R1 RCM, Inc.(c)	109	2,211
Radius Health, Inc.(c)	51	805
RadNet, Inc.(c)	49	912
RAPT Therapeutics, Inc.(c)	19	412
Reata Pharmaceuticals, Inc., Class A(c)	30	4,582
REGENXBIO, Inc.(c)	40	1,394
Relay Therapeutics, Inc.(c)	32	1,706
Relmada Therapeutics, Inc.(b)(c)	14	498
Repare Therapeutics, Inc. (Canada)(c)	11	329
Repligen Corp.(c)	59	11,191
Replimune Group, Inc.(c)	26	1,344
Revance Therapeutics, Inc.(c)	63	1,521
REVOLUTION Medicines, Inc.(c)	23	1,003
Rhythm Pharmaceuticals, Inc.(c)	24	743
Rigel Pharmaceuticals, Inc.(c)	196	594

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Rocket Pharmaceuticals, Inc.(c)	39	$1,207
Rubius Therapeutics, Inc.(b)(c)	12	75
Sage Therapeutics, Inc.(c)	63	4,668
Sangamo Therapeutics, Inc.(c)	141	1,409
Scholar Rock Holding Corp.(c)	22	1,096
Schrodinger, Inc.(c)	47	3,270
Select Medical Holdings Corp.(c)	123	2,964
Seres Therapeutics, Inc.(c)	74	2,043
Shockwave Medical, Inc.(c)	33	3,228
SI-BONE, Inc.(c)	25	579
SIGA Technologies, Inc.(c)	64	444
Silk Road Medical, Inc.(c)	33	1,891
Simulations Plus, Inc.	19	1,063
SmileDirectClub, Inc.(b)(c)	67	824
Sorrento Therapeutics, Inc.(b)(c)	260	2,132
Spectrum Pharmaceuticals, Inc.(c)	174	820
SpringWorks Therapeutics, Inc.(c)	25	1,636
STAAR Surgical Co.(c)	40	2,851
Stemline Therapeutics, Inc.	64	21
Stoke Therapeutics, Inc.(b)(c)	10	521
Supernus Pharmaceuticals, Inc.(c)	58	1,235
Surgery Partners, Inc.(c)	22	537
SurModics, Inc.(c)	16	599
Syndax Pharmaceuticals, Inc.(c)	30	695
Syneos Health, Inc.(c)	77	5,070
Tabula Rasa HealthCare, Inc.(b)(c)	22	758
Tactile Systems Technology, Inc.(c)	21	905
Tandem Diabetes Care, Inc.(c)	68	6,384
TCR2 Therapeutics, Inc.(c)	24	654
Tenet Healthcare Corp.(c)	106	3,332
TG Therapeutics, Inc.(c)	117	3,433
TherapeuticsMD, Inc.(c)	184	247
Theravance Biopharma, Inc.(c)	55	912
Tilray, Inc., Class 2 (Canada)(b)	64	579
Tivity Health, Inc.(c)	31	571
Translate Bio, Inc.(c)	55	1,222
Travere Therapeutics, Inc.(c)	52	1,192
Tricida, Inc.(b)(c)	34	249
Triple-S Management Corp., Class B(c)	30	672
Turning Point Therapeutics, Inc.(c)	48	5,112
Twist Bioscience Corp.(c)	38	4,246
Ultragenyx Pharmaceutical, Inc.(c)	69	8,179
uniQure N.V. (Netherlands)(c)	37	1,779
United Therapeutics Corp.(c)	54	7,163
US Physical Therapy, Inc.	16	1,700
Vanda Pharmaceuticals, Inc.(c)	58	708
Vapotherm, Inc.(c)	19	478
Varex Imaging Corp.(c)	45	751
Vaxart, Inc.(c)	131	1,045
Vaxcyte, Inc.(c)	18	578
VBI Vaccines, Inc.(c)	194	664
Veracyte, Inc.(c)	68	3,707
Vericel Corp.(c)	49	1,251
ViewRay, Inc.(b)(c)	141	541
Viking Therapeutics, Inc.(b)(c)	75	482
Vocera Communications, Inc.(c)	36	1,218
Voyager Therapeutics, Inc.(c)	33	275
WaVe Life Sciences Ltd.(c)	14	123
XBiotech, Inc.(c)	18	343
Xencor, Inc.(c)	61	2,582
Xenon Pharmaceuticals, Inc. (Canada)(c)	33	392
Y-mAbs Therapeutics, Inc.(c)	20	1,017
	Shares	Value
Health Care-(continued)
Zentalis Pharmaceuticals, Inc.(c)	22	$1,121
ZIOPHARM Oncology, Inc.(b)(c)	289	809
Zogenix, Inc.(c)	56	1,200
Zymeworks, Inc. (Canada)(c)	40	2,106
Zynex, Inc.(b)(c)	22	307
		748,367
Industrials-15.25%
AAON, Inc.	51	3,322
AAR Corp.	40	1,135
ABM Industries, Inc.	81	3,119
ACCO Brands Corp.	120	919
Acuity Brands, Inc.	47	5,580
ADT, Inc.	178	1,383
Advanced Drainage Systems, Inc.	63	4,394
AECOM(c)	191	9,911
Aegion Corp.(c)	37	635
Aerojet Rocketdyne Holdings, Inc.(c)	77	2,882
AeroVironment, Inc.(c)	28	2,391
AGCO Corp.	78	7,216
Air Lease Corp.	129	4,718
Air Transport Services Group, Inc.(c)	18	553
Alamo Group, Inc.	12	1,629
Alaska Air Group, Inc.	36	1,835
Albany International Corp., Class A	37	2,536
Allegiant Travel Co.	6	1,021
Allison Transmission Holdings, Inc.	136	5,583
Altra Industrial Motion Corp.	78	4,427
Ameresco, Inc., Class A(c)	24	1,069
American Airlines Group, Inc.(b)	150	2,120
American Woodmark Corp.(c)	18	1,575
API Group Corp.(c)(e)	132	2,046
Apogee Enterprises, Inc.	30	787
Applied Industrial Technologies, Inc.	46	3,608
ArcBest Corp.	30	1,257
Arcosa, Inc.	60	3,113
Argan, Inc.	16	736
Armstrong World Industries, Inc.	57	4,392
ASGN, Inc.(c)	64	5,004
Astec Industries, Inc.	25	1,450
Atkore International Group, Inc.(c)	57	2,222
Atlas Air Worldwide Holdings, Inc.(c)	7	391
Avis Budget Group, Inc.(c)	66	2,321
Axon Enterprise, Inc.(c)	76	9,552
AZEK Co., Inc. (The)(c)	93	3,322
AZZ, Inc.	31	1,382
Barnes Group, Inc.	58	2,669
Barrett Business Services, Inc.	9	600
Beacon Roofing Supply, Inc.(c)	65	2,365
Bloom Energy Corp., Class A(c)	118	2,893
Blue Bird Corp.(c)	16	263
BMC Stock Holdings, Inc.(c)	79	3,866
Brady Corp., Class A	60	2,651
BrightView Holdings, Inc.(c)	37	505
Brink’s Co. (The)	63	4,227
Builders FirstSource, Inc.(c)	139	5,200
BWX Technologies, Inc.	112	6,371
CAI International, Inc.	21	665
Carlisle Cos., Inc.	66	9,559
Casella Waste Systems, Inc., Class A(c)	54	3,250
CBIZ, Inc.(c)	61	1,477
Chart Industries, Inc.(b)(c)	42	4,341
Cimpress PLC (Ireland)(c)	23	2,062

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
CIRCOR International, Inc.(c)	22	$728
Clean Harbors, Inc.(c)	64	4,632
Colfax Corp.(c)	114	4,113
Columbus McKinnon Corp.	27	1,020
Comfort Systems USA, Inc.	45	2,268
Construction Partners, Inc.(c)	34	894
CoreLogic, Inc.	94	7,285
Cornerstone Building Brands, Inc.(c)	81	708
Covanta Holding Corp.	144	1,786
Crane Co.	58	4,033
CSW Industrials, Inc.	18	1,931
Cubic Corp.	36	2,108
Curtiss-Wright Corp.	49	5,648
Deluxe Corp.	52	1,338
Donaldson Co., Inc.	151	8,039
Douglas Dynamics, Inc.	27	1,056
Ducommun, Inc.(c)	13	646
DXP Enterprises, Inc.(c)	21	442
Dycom Industries, Inc.(c)	37	2,326
Echo Global Logistics, Inc.(c)	33	937
EMCOR Group, Inc.	65	5,602
Encore Wire Corp.	25	1,292
Energy Recovery, Inc.(c)	37	395
Enerpac Tool Group Corp.	75	1,679
EnerSys	51	4,172
Ennis, Inc.	30	491
EnPro Industries, Inc.	24	1,699
ESCO Technologies, Inc.	31	3,066
Evoqua Water Technologies Corp.(c)	110	2,870
Exponent, Inc.	63	5,230
Federal Signal Corp.	73	2,265
Flowserve Corp.	154	5,248
Fluor Corp.	162	2,798
Forrester Research, Inc.(c)	13	538
Forward Air Corp.	34	2,484
Foundation Building Materials, Inc.(c)	25	481
Franklin Electric Co., Inc.	48	3,244
FTI Consulting, Inc.(c)	45	4,726
FuelCell Energy, Inc.(c)	354	3,611
Gates Industrial Corp. PLC(c)	67	863
GATX Corp.(b)	37	2,951
Genco Shipping & Trading Ltd.	19	143
Gibraltar Industries, Inc.(c)	39	2,553
GMS, Inc.(c)	52	1,624
Gorman-Rupp Co. (The)	22	724
Graco, Inc.	199	13,480
GrafTech International Ltd.	85	672
Granite Construction, Inc.	56	1,379
Great Lakes Dredge & Dock Corp.(c)	66	745
Greenbrier Cos., Inc. (The)	39	1,301
Griffon Corp.	43	897
H&E Equipment Services, Inc.	39	1,048
Harsco Corp.(c)	97	1,644
Hawaiian Holdings, Inc.	13	263
Healthcare Services Group, Inc.	90	2,130
Heartland Express, Inc.	52	961
Heidrick & Struggles International, Inc.	22	574
Helios Technologies, Inc.	34	1,674
Herc Holdings, Inc.(c)	25	1,432
Heritage-Crystal Clean, Inc.(c)	18	347
Herman Miller, Inc.	72	2,566
Hexcel Corp.	100	4,952
	Shares	Value
Industrials-(continued)
Hillenbrand, Inc.	90	$3,372
HNI Corp.	52	1,896
Hub Group, Inc., Class A(c)	40	2,185
Hubbell, Inc.	66	10,665
Huron Consulting Group, Inc.(c)	28	1,234
Hyster-Yale Materials Handling, Inc.	7	385
IAA, Inc.(c)	160	9,587
ICF International, Inc.	22	1,593
IES Holdings, Inc.(c)	10	369
Insperity, Inc.	43	3,677
Insteel Industries, Inc.	21	486
Interface, Inc.	70	584
ITT, Inc.	104	7,554
JELD-WEN Holding, Inc.(c)	79	1,911
JetBlue Airways Corp.(c)	80	1,207
John Bean Technologies Corp.	39	4,312
Kadant, Inc.	13	1,663
Kaman Corp.	30	1,569
KAR Auction Services, Inc.	163	2,942
Kelly Services, Inc., Class A	37	757
Kennametal, Inc.	100	3,499
Kforce, Inc.	27	1,108
Kimball International, Inc., Class B	43	470
Kirby Corp.(c)	18	911
Knoll, Inc.	58	792
Korn Ferry	69	2,763
Kratos Defense & Security Solutions, Inc.(c)	143	3,027
Landstar System, Inc.	46	6,045
Lincoln Electric Holdings, Inc.	68	7,820
Lindsay Corp.	13	1,506
Luxfer Holdings PLC (United Kingdom)	33	496
Macquarie Infrastructure Corp.	91	2,944
Manitowoc Co., Inc. (The)(c)	40	444
ManpowerGroup, Inc.	69	5,979
Marten Transport Ltd.	72	1,269
Masonite International Corp.(c)	28	2,801
MasTec, Inc.(c)	73	4,140
Matson, Inc.	13	756
Matthews International Corp., Class A	37	989
Maxar Technologies, Inc.	72	2,002
McGrath RentCorp	30	1,909
Mercury Systems, Inc.(c)	69	4,914
Meritor, Inc.(c)	88	2,323
Middleby Corp. (The)(c)	66	8,975
Montrose Environmental Group, Inc.(c)	22	603
Moog, Inc., Class A	36	2,785
MRC Global, Inc.(c)	113	653
MSA Safety, Inc.	45	6,725
MSC Industrial Direct Co., Inc., Class A	53	4,416
Mueller Industries, Inc.	66	2,162
Mueller Water Products, Inc., Class A	190	2,255
MYR Group, Inc.(c)	19	971
National Presto Industries, Inc.	6	510
Navistar International Corp.(c)	54	2,390
Nielsen Holdings PLC	407	6,581
Nikola Corp.(c)	159	3,245
NOW, Inc.(c)	132	737
NV5 Global, Inc.(c)	12	877
nVent Electric PLC	187	4,301
Omega Flex, Inc.	4	567
Oshkosh Corp.	81	6,521
PAE, Inc.(c)	65	625

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Parsons Corp.(c)	30	$981
PGT Innovations, Inc.(c)	69	1,285
Pitney Bowes, Inc.	238	1,357
Plug Power, Inc.(c)	546	14,409
Primoris Services Corp.	51	1,237
Proto Labs, Inc.(c)	31	4,283
Quanex Building Products Corp.	39	803
Quanta Services, Inc.	168	11,481
Raven Industries, Inc.	43	1,084
RBC Bearings, Inc.(c)	31	5,234
Regal Beloit Corp.	50	5,952
Resideo Technologies, Inc.(c)	160	2,958
Resources Connection, Inc.	36	436
REV Group, Inc.	47	434
Rexnord Corp.	140	5,251
Rush Enterprises, Inc., Class A	51	1,955
Rush Enterprises, Inc., Class B	6	204
Ryder System, Inc.	64	3,790
Saia, Inc.(c)	32	5,585
Schneider National, Inc., Class B	61	1,275
SEACOR Holdings, Inc.(c)	22	731
Shyft Group, Inc. (The)	39	1,011
Simpson Manufacturing Co., Inc.	46	4,227
SiteOne Landscape Supply, Inc.(c)	53	7,319
SkyWest, Inc.	15	644
SP Plus Corp.(c)	28	796
Spirit AeroSystems Holdings, Inc., Class A	124	4,216
Spirit Airlines, Inc.(b)(c)	21	475
SPX Corp.(c)	54	2,766
SPX FLOW, Inc.(c)	51	2,733
Standex International Corp.	15	1,132
Steelcase, Inc., Class A	108	1,312
Stericycle, Inc.(c)	111	7,819
Sterling Construction Co., Inc.(c)	33	528
Systemax, Inc.	15	462
Tennant Co.	21	1,410
Terex Corp.	87	2,697
Tetra Tech, Inc.	66	7,871
Thermon Group Holdings, Inc.(c)	39	551
Timken Co. (The)	82	6,022
Toro Co. (The)	127	11,520
TPI Composites, Inc.(c)	33	1,328
Trex Co., Inc.(c)	138	10,325
TriMas Corp.(c)	54	1,443
TriNet Group, Inc.(c)	52	3,900
Trinity Industries, Inc.	113	2,582
Triton International Ltd. (Bermuda)	82	3,711
Triumph Group, Inc.	66	869
TrueBlue, Inc.(c)	46	879
Tutor Perini Corp.(c)	46	622
UFP Industries, Inc.	75	4,024
UniFirst Corp.	19	3,513
Univar Solutions, Inc.(c)	200	3,580
Upwork, Inc.(c)	92	3,010
US Ecology, Inc.	31	1,051
Valmont Industries, Inc.	25	4,075
Vectrus, Inc.(c)	13	620
Vertiv Holdings Co.(c)	276	5,164
Viad Corp.	24	719
Vicor Corp.(c)	22	1,803
Virgin Galactic Holdings, Inc.(b)(c)	153	4,071
Wabash National Corp.	64	1,132
	Shares	Value
Industrials-(continued)
Watsco, Inc.	39	$8,867
Watts Water Technologies, Inc., Class A	30	3,515
Welbilt, Inc.(c)	162	1,531
Werner Enterprises, Inc.	77	3,079
WESCO International, Inc.(c)	59	3,848
Willdan Group, Inc.(c)	12	467
WillScot Mobile Mini Holdings Corp.(c)	201	4,324
Woodward, Inc.	70	7,828
		714,122
Information Technology-15.88%
2U, Inc.(c)	86	2,779
3D Systems Corp.(b)(c)	138	1,263
8x8, Inc.(c)	120	2,372
A10 Networks, Inc.(c)	61	487
Acacia Communications, Inc.(c)	46	3,205
ACI Worldwide, Inc.(c)	141	4,594
ACM Research, Inc., Class A(c)	13	1,074
ADTRAN, Inc.	55	695
Advanced Energy Industries, Inc.(c)	46	4,437
Agilysys, Inc.(c)	24	897
Alarm.com Holdings, Inc.(c)	52	3,947
Alliance Data Systems Corp.	53	3,876
Altair Engineering, Inc., Class A(c)	50	2,695
Alteryx, Inc., Class A(c)	65	7,790
Ambarella, Inc.(c)	42	3,281
American Software, Inc., Class A	36	591
Amkor Technology, Inc.(c)	127	1,872
Anaplan, Inc.(c)	134	9,379
AppFolio, Inc., Class A(c)	18	2,933
Appian Corp.(b)(c)	36	5,040
Aspen Technology, Inc.(c)	81	10,890
Avaya Holdings Corp.(c)	100	1,861
Avnet, Inc.	114	3,460
Axcelis Technologies, Inc.(c)	39	1,052
Badger Meter, Inc.	36	2,968
Belden, Inc.	55	2,116
Benchmark Electronics, Inc.	45	1,094
Benefitfocus, Inc.(c)	22	317
BigCommerce Holdings, Inc.(c)	15	1,210
Bill.com Holdings, Inc.(c)	60	7,363
Blackbaud, Inc.	60	3,305
Blackline, Inc.(c)	59	7,251
Bottomline Technologies (DE), Inc.(c)	51	2,328
Box, Inc., Class A(c)	182	3,402
Brooks Automation, Inc.	87	6,350
CACI International, Inc., Class A(c)	30	7,119
Calix, Inc.(c)	60	1,421
Cardtronics PLC, Class A(c)	46	1,117
Casa Systems, Inc.(c)	12	64
Cass Information Systems, Inc.	15	636
CDK Global, Inc.	146	6,993
Cerence, Inc.(c)	42	3,811
CEVA, Inc.(c)	25	982
ChannelAdvisor Corp.(c)	30	443
Ciena Corp.(c)	181	8,109
Cirrus Logic, Inc.(c)	70	5,607
Cloudera, Inc.(b)(c)	238	2,780
CMC Materials, Inc.	34	5,246
Coherent, Inc.(c)	28	3,410
Cohu, Inc.	48	1,363
CommScope Holding Co., Inc.(c)	235	2,785
CommVault Systems, Inc.(c)	52	2,484

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Comtech Telecommunications Corp.	30	$572
Conduent, Inc.(c)	213	899
Cornerstone OnDemand, Inc.(c)	63	2,781
Cree, Inc.(c)	132	11,931
CSG Systems International, Inc.	40	1,735
CTS Corp.	36	1,097
Diebold Nixdorf, Inc.(c)	85	805
Digi International, Inc.(c)	33	566
Digital Turbine, Inc.(c)	95	4,273
Diodes, Inc.(c)	52	3,534
Dolby Laboratories, Inc., Class A	78	6,899
Domo, Inc., Class B(c)	25	950
DSP Group, Inc.(c)	26	438
DXC Technology Co.	300	6,573
Eastman Kodak Co.(c)	50	382
Ebix, Inc.	29	986
EchoStar Corp., Class A(c)	60	1,426
eGain Corp.(c)	26	295
Elastic N.V.(c)	72	8,914
Endurance International Group Holdings, Inc.(c)	76	720
Entegris, Inc.	164	15,190
Envestnet, Inc.(c)	65	5,217
ePlus, Inc.(c)	16	1,349
Euronet Worldwide, Inc.(c)	62	8,335
Everbridge, Inc.(c)	41	5,205
EVERTEC, Inc.	70	2,602
Evo Payments, Inc., Class A(c)	54	1,358
ExlService Holdings, Inc.(c)	42	3,497
Extreme Networks, Inc.(c)	147	826
Fabrinet (Thailand)(c)	45	3,074
FARO Technologies, Inc.(c)	21	1,389
Fastly, Inc., Class A(b)(c)	98	8,307
FireEye, Inc.(c)	261	3,923
First Solar, Inc.(c)	96	8,969
Fitbit, Inc., Class A(c)	276	1,982
Five9, Inc.(c)	78	12,106
Flex Ltd.(c)	596	9,673
FLIR Systems, Inc.	157	6,004
FormFactor, Inc.(c)	91	3,731
GTT Communications, Inc.(b)(c)	18	82
Hackett Group, Inc. (The)	30	422
Harmonic, Inc.(c)	108	705
Ichor Holdings Ltd.(c)	25	797
II-VI, Inc.(c)	124	8,389
Impinj, Inc.(b)(c)	19	794
Infinera Corp.(c)	196	1,658
Inphi Corp.(c)	62	9,618
Inseego Corp.(b)(c)	74	735
Insight Enterprises, Inc.(c)	43	3,074
InterDigital, Inc.	39	2,336
International Money Express, Inc.(c)	27	425
Itron, Inc.(c)	48	3,773
j2 Global, Inc.(c)	54	4,839
Jabil, Inc.	168	6,421
KBR, Inc.	171	4,749
Kimball Electronics, Inc.(c)	30	462
Knowles Corp.(c)	111	1,885
Kulicke & Soffa Industries, Inc. (Singapore)	78	2,375
Lattice Semiconductor Corp.(c)	164	6,863
Limelight Networks, Inc.(b)(c)	135	598
Littelfuse, Inc.	29	6,975
LivePerson, Inc.(c)	75	4,381
	Shares	Value
Information Technology-(continued)
LiveRamp Holdings, Inc.(c)	78	$4,564
Lumentum Holdings, Inc.(c)	92	7,947
MACOM Technology Solutions Holdings, Inc.(c)	52	2,323
MagnaChip Semiconductor Corp. (South Korea)(c)	37	519
Manhattan Associates, Inc.(c)	76	7,770
ManTech International Corp., Class A	33	2,540
MAXIMUS, Inc.	74	5,314
MaxLinear, Inc.(c)	82	2,562
Medallia, Inc.(c)	90	3,149
Methode Electronics, Inc.	45	1,576
MicroStrategy, Inc., Class A(c)	9	3,085
Mimecast Ltd.(c)	70	3,149
Mitek Systems, Inc.(c)	45	530
MKS Instruments, Inc.	67	9,245
Model N, Inc.(c)	28	965
MTS Systems Corp.	24	841
Napco Security Technologies, Inc.(b)(c)	15	457
National Instruments Corp.	154	5,764
NCR Corp.(c)	157	4,344
NeoPhotonics Corp.(c)	55	443
NETGEAR, Inc.(c)	37	1,177
NetScout Systems, Inc.(c)	91	2,131
New Relic, Inc.(c)	63	3,763
NIC, Inc.	81	1,898
nLight, Inc.(c)	41	1,231
Novanta, Inc.(c)	42	5,039
Nuance Communications, Inc.(c)	339	14,621
Nutanix, Inc., Class A(c)	217	5,944
OneSpan, Inc.(c)	37	732
Onto Innovation, Inc.(c)	60	2,653
OSI Systems, Inc.(c)	21	1,850
PagerDuty, Inc.(c)	29	998
PAR Technology Corp.(c)	25	1,349
Paylocity Holding Corp.(c)	45	8,847
PC Connection, Inc.	15	685
PDF Solutions, Inc.(c)	33	728
Pegasystems, Inc.	48	6,282
Perficient, Inc.(c)	40	1,821
Perspecta, Inc.	177	3,968
Photronics, Inc.(c)	79	916
Ping Identity Holding Corp.(c)	42	945
Plantronics, Inc.	44	1,202
Plexus Corp.(c)	36	2,690
Pluralsight, Inc., Class A(c)	124	2,031
Power Integrations, Inc.	72	5,140
Progress Software Corp.	54	2,165
Proofpoint, Inc.(c)	70	7,244
PROS Holdings, Inc.(c)	49	2,102
Pure Storage, Inc., Class A(b)(c)	283	5,170
Q2 Holdings, Inc.(c)	57	6,462
QAD, Inc., Class A	13	745
Qualys, Inc.(c)	40	3,800
Rackspace Technology, Inc.(c)	48	862
Rambus, Inc.(c)	135	2,122
Rapid7, Inc.(c)	57	4,272
RealPage, Inc.(c)	109	7,520
Repay Holdings Corp.(c)	81	1,955
Ribbon Communications, Inc.(c)	63	432
Rogers Corp.(c)	22	3,232
Sabre Corp.	381	4,286
SailPoint Technologies Holding, Inc.(c)	109	5,075
Sanmina Corp.(c)	84	2,672

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
ScanSource, Inc.(c)	30	$753
Science Applications International Corp.	63	5,830
Semtech Corp.(c)	78	5,263
Shift4 Payments, Inc.(c)	26	1,602
ShotSpotter, Inc.(b)(c)	10	332
Silicon Laboratories, Inc.(c)	52	6,095
SiTime Corp.(c)	10	870
SMART Global Holdings, Inc.(c)	16	491
Smartsheet, Inc., Class A(c)	131	7,602
SolarWinds Corp.(c)	74	1,693
Sprout Social, Inc., Class A(c)	24	1,233
SPS Commerce, Inc.(c)	43	4,432
SunPower Corp.(b)(c)	109	2,415
Super Micro Computer, Inc.(c)	52	1,467
SVMK, Inc.(c)	127	2,703
Switch, Inc., Class A	77	1,216
Sykes Enterprises, Inc.(c)	48	1,806
Synaptics, Inc.(c)	40	3,111
SYNNEX Corp.	54	8,657
Tenable Holdings, Inc.(c)	64	2,305
Teradata Corp.(c)	138	3,026
TTEC Holdings, Inc.	22	1,489
TTM Technologies, Inc.(c)	121	1,580
Tucows, Inc., Class A(b)(c)	12	870
Ultra Clean Holdings, Inc.(c)	46	1,455
Unisys Corp.(c)	75	1,093
Universal Display Corp.	51	11,681
Upland Software, Inc.(c)	32	1,464
Varonis Systems, Inc.(c)	37	4,464
Veeco Instruments, Inc.(c)	57	947
Verint Systems, Inc.(c)	77	4,386
Verra Mobility Corp.(c)	160	1,952
Vertex, Inc., Class A(c)	30	757
ViaSat, Inc.(c)	58	1,972
Viavi Solutions, Inc.(c)	277	3,752
VirnetX Holding Corp.(b)	75	407
Virtusa Corp.(c)	34	1,703
Vishay Intertechnology, Inc.	160	3,098
Vishay Precision Group, Inc.(c)	13	380
Vontier Corp.(c)	150	4,975
WEX, Inc.(c)	53	9,182
Workiva, Inc.(c)	44	3,300
Xerox Holdings Corp.	214	4,684
Xperi Holding Corp.	128	2,442
Yext, Inc.(b)(c)	101	1,920
Zuora, Inc., Class A(c)	120	1,367
		743,479
Materials-4.58%
AdvanSix, Inc.(c)	34	604
Alcoa Corp.(c)	222	4,418
Allegheny Technologies, Inc.(c)	149	2,010
American Vanguard Corp.	31	470
Amyris, Inc.(b)(c)	151	441
AptarGroup, Inc.	78	9,853
Arconic Corp.(c)	117	3,219
Ashland Global Holdings, Inc.	64	4,811
Avient Corp.	113	4,130
Balchem Corp.	39	4,044
Berry Global Group, Inc.(c)	157	8,321
Boise Cascade Co.	48	2,076
Cabot Corp.	70	2,899
Carpenter Technology Corp.	58	1,418
	Shares	Value
Materials-(continued)
Century Aluminum Co.(c)	79	$802
Chase Corp.	9	954
Chemours Co. (The)	198	4,817
Clearwater Paper Corp.(c)	19	663
Cleveland-Cliffs, Inc.(b)	492	5,417
Coeur Mining, Inc.(c)	316	2,240
Commercial Metals Co.	142	2,827
Compass Minerals International, Inc.	40	2,498
Domtar Corp.	62	1,866
Eagle Materials, Inc.	48	4,368
Element Solutions, Inc.	280	3,867
Ferro Corp.(c)	93	1,331
Forterra, Inc.(c)	35	649
FutureFuel Corp.	31	372
GCP Applied Technologies, Inc.(c)	56	1,315
Glatfelter Corp.	52	836
Graphic Packaging Holding Co.	335	5,132
Greif, Inc., Class A	31	1,507
Greif, Inc., Class B	6	296
H.B. Fuller Co.	61	3,192
Hawkins, Inc.	12	602
Hecla Mining Co.	653	3,121
Huntsman Corp.	234	5,796
Ingevity Corp.(c)	51	3,396
Innospec, Inc.	30	2,469
Kaiser Aluminum Corp.	19	1,482
Koppers Holdings, Inc.(c)	25	677
Kraton Corp.(c)	37	999
Kronos Worldwide, Inc.	27	371
Livent Corp.(b)(c)	171	2,594
Louisiana-Pacific Corp.	132	4,518
Materion Corp.	25	1,457
McEwen Mining, Inc. (Canada)(b)(c)	388	380
Mercer International, Inc. (Germany)	49	401
Minerals Technologies, Inc.	42	2,548
Myers Industries, Inc.	37	629
Neenah, Inc.	21	1,019
NewMarket Corp.	10	3,698
O-I Glass, Inc.	189	2,139
Olin Corp.	188	4,115
Orion Engineered Carbons S.A. (Germany)	72	1,120
PQ Group Holdings, Inc.(c)	48	614
Quaker Chemical Corp.	16	3,952
Ranpak Holdings Corp.(c)	33	373
Reliance Steel & Aluminum Co.	76	8,953
Royal Gold, Inc.	78	8,617
Schnitzer Steel Industries, Inc., Class A	31	794
Schweitzer-Mauduit International, Inc., Class A	37	1,287
Scotts Miracle-Gro Co. (The)	51	8,964
Sensient Technologies Corp.	51	3,658
Silgan Holdings, Inc.	94	3,177
Sonoco Products Co.	119	6,909
Stepan Co.	25	2,904
Summit Materials, Inc., Class A(c)	136	2,584
SunCoke Energy, Inc.	105	473
Tredegar Corp.	31	490
Trinseo S.A.	40	1,520
Tronox Holdings PLC, Class A	111	1,404
United States Lime & Minerals, Inc.	3	332
United States Steel Corp.(b)	263	3,732
US Concrete, Inc.(c)	19	674
Valvoline, Inc.	228	5,196

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
W.R. Grace & Co.	67	$3,666
Warrior Met Coal, Inc.	57	993
Westlake Chemical Corp.	45	3,382
Worthington Industries, Inc.	48	2,483
		214,325
Real Estate-8.67%
Acadia Realty Trust	102	1,448
Agree Realty Corp.	64	4,218
Alexander & Baldwin, Inc.	84	1,315
Alexander’s, Inc.	3	820
American Assets Trust, Inc.	61	1,750
American Campus Communities, Inc.	162	6,448
American Finance Trust, Inc.	129	952
American Homes 4 Rent, Class A	339	9,736
Americold Realty Trust(b)	244	8,328
Apartment Investment & Management Co., Class A	283	8,602
Apple Hospitality REIT, Inc.	258	3,421
Armada Hoffler Properties, Inc.	64	679
Brandywine Realty Trust	214	2,382
Brixmor Property Group, Inc.	361	5,512
CareTrust REIT, Inc.	120	2,332
CatchMark Timber Trust, Inc., Class A	58	556
Chatham Lodging Trust	49	539
City Office REIT, Inc.	66	579
Colony Capital, Inc.	561	2,424
Columbia Property Trust, Inc.	142	1,985
Community Healthcare Trust, Inc.	22	994
CoreCivic, Inc.	144	1,021
CoreSite Realty Corp.	51	6,395
Corporate Office Properties Trust	136	3,622
Cousins Properties, Inc.	178	5,947
CubeSmart	229	7,449
Cushman & Wakefield PLC(c)	141	2,101
CyrusOne, Inc.	138	9,648
DiamondRock Hospitality Co.	243	1,827
Diversified Healthcare Trust	288	1,270
Douglas Emmett, Inc.	205	6,349
Easterly Government Properties, Inc.	94	2,036
EastGroup Properties, Inc.	47	6,408
Empire State Realty Trust, Inc., Class A(b)	178	1,611
EPR Properties	94	3,386
Equity Commonwealth	148	3,923
Essential Properties Realty Trust, Inc.	107	2,198
eXp World Holdings, Inc.(c)	33	1,760
Federal Realty Investment Trust	86	7,501
First Industrial Realty Trust, Inc.	150	6,282
Five Point Holdings LLC, Class A(c)	58	327
Forestar Group, Inc.(c)	19	370
Four Corners Property Trust, Inc.	90	2,521
Franklin Street Properties Corp.	126	585
Front Yard Residential Corp., (Acquired 09/19/2017 - 05/06/2020; Cost $513)(d)	60	979
FRP Holdings, Inc.(c)	9	412
Gaming and Leisure Properties, Inc.	254	10,551
GEO Group, Inc. (The)(b)	147	1,389
Getty Realty Corp.	42	1,192
Gladstone Commercial Corp.	37	669
Global Medical REIT, Inc.	58	794
Global Net Lease, Inc.	99	1,652
Healthcare Realty Trust, Inc.	166	4,897
Healthcare Trust of America, Inc., Class A	258	6,716
Highwoods Properties, Inc.	126	4,826
	Shares	Value
Real Estate-(continued)
Howard Hughes Corp. (The)(c)	49	$3,564
Hudson Pacific Properties, Inc.	187	4,862
Independence Realty Trust, Inc.	109	1,404
Industrial Logistics Properties Trust	79	1,717
Innovative Industrial Properties, Inc.(b)	25	3,841
Investors Real Estate Trust	13	902
iStar, Inc.	79	1,114
JBG SMITH Properties	144	4,427
Jones Lang LaSalle, Inc.	62	8,202
Kennedy-Wilson Holdings, Inc.	156	2,493
Kilroy Realty Corp.	123	7,523
Kimco Realty Corp.	511	7,379
Kite Realty Group Trust	102	1,469
Lamar Advertising Co., Class A	103	8,200
Lexington Realty Trust	340	3,471
Life Storage, Inc.	56	6,144
LTC Properties, Inc.	48	1,778
Macerich Co. (The)(b)	129	1,290
Mack-Cali Realty Corp.	109	1,489
Marcus & Millichap, Inc.(c)	28	1,004
MGM Growth Properties LLC, Class A	155	4,738
Monmouth Real Estate Investment Corp.	109	1,616
National Health Investors, Inc.	51	3,298
National Retail Properties, Inc.	208	7,842
National Storage Affiliates Trust	83	2,820
Newmark Group, Inc., Class A	180	1,264
NexPoint Residential Trust, Inc.	23	1,019
Office Properties Income Trust	60	1,371
One Liberty Properties, Inc.	16	284
Outfront Media, Inc.	174	3,296
Paramount Group, Inc.	226	2,090
Park Hotels & Resorts, Inc.	281	4,586
Pebblebrook Hotel Trust	159	2,941
Physicians Realty Trust	250	4,337
Piedmont Office Realty Trust, Inc., Class A	153	2,391
PotlatchDeltic Corp.	81	3,770
PS Business Parks, Inc.	25	3,295
QTS Realty Trust, Inc., Class A	73	4,337
Rayonier, Inc.	166	4,676
RE/MAX Holdings, Inc., Class A	21	657
Realogy Holdings Corp.(c)	150	1,847
Redfin Corp.(c)	112	5,364
Retail Opportunity Investments Corp.	138	1,791
Retail Properties of America, Inc., Class A	259	2,098
Rexford Industrial Realty, Inc.	146	6,996
RLJ Lodging Trust	208	2,565
RMR Group, Inc. (The), Class A	18	667
RPT Realty	94	689
Ryman Hospitality Properties, Inc.	60	3,851
Sabra Health Care REIT, Inc.	244	4,021
Safehold, Inc.	15	1,021
Saul Centers, Inc.	16	499
Seritage Growth Properties, Class A(b)(c)	49	807
Service Properties Trust	195	2,313
SITE Centers Corp.	203	2,048
SL Green Realty Corp.	88	5,095
Spirit Realty Capital, Inc.	124	4,568
St. Joe Co. (The)	42	1,386
STAG Industrial, Inc.	177	5,271
STORE Capital Corp.	289	9,410
Summit Hotel Properties, Inc.	127	1,104
Sunstone Hotel Investors, Inc.	273	2,866

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Tanger Factory Outlet Centers, Inc.(b)	110	$1,040
Taubman Centers, Inc.	75	3,204
Tejon Ranch Co.(c)	25	358
Terreno Realty Corp.	83	4,809
UMH Properties, Inc.	40	573
Uniti Group, Inc.	237	2,436
Universal Health Realty Income Trust	16	967
Urban Edge Properties	150	1,947
Urstadt Biddle Properties, Inc., Class A	34	477
Washington REIT	97	2,251
Weingarten Realty Investors	148	3,095
Xenia Hotels & Resorts, Inc.	136	1,916
		405,885
Utilities-2.11%
ALLETE, Inc.	63	3,543
American States Water Co.	45	3,322
Avista Corp.	77	2,889
Black Hills Corp.	76	4,623
Cadiz, Inc.(b)(c)	41	412
California Water Service Group	58	2,870
Chesapeake Utilities Corp.	21	2,184
Clearway Energy, Inc., Class A	40	1,086
Clearway Energy, Inc., Class C	88	2,576
Hawaiian Electric Industries, Inc.	132	4,730
IDACORP, Inc.	61	5,525
MDU Resources Group, Inc.	237	5,911
MGE Energy, Inc.	42	2,884
Middlesex Water Co.	22	1,507
National Fuel Gas Co.	100	4,117
New Jersey Resources Corp.	117	3,864
NextEra Energy Partners L.P.	76	4,824
Northwest Natural Holding Co.	37	1,773
NorthWestern Corp.	61	3,538
ONE Gas, Inc.	64	5,067
	Shares	Value
Utilities-(continued)
Ormat Technologies, Inc.	51	$4,019
Otter Tail Corp.	43	1,712
PNM Resources, Inc.	88	4,322
Portland General Electric Co.	108	4,469
SJW Group	30	1,968
South Jersey Industries, Inc.	121	2,785
Southwest Gas Holdings, Inc.	66	4,240
Spire, Inc.	60	3,838
Star Group L.P.	58	555
Sunnova Energy International, Inc.(c)	58	2,350
Unitil Corp.	18	736
York Water Co. (The)	15	676
		98,915
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $3,734,778)		4,677,737
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.16%
Invesco Private Government Fund, 0.02%(f)(h)(i)	76,563	76,563
Invesco Private Prime Fund, 0.12%(f)(h)(i)	118,295	118,331
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $194,894)		194,894
TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $3,929,672)		4,872,631
OTHER ASSETS LESS LIABILITIES-(4.06)%		(190,009)
NET ASSETS-100.00%		$4,682,622

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Non-income producing security.
(d)	Restricted security. The aggregate value of these securities at period end was $6,167, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $2,728, which represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$264	$455	$(3)	$121	$-	$837	$13
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$50,503	$(50,503)	$-	$-	$-	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	6,187	30,375	(36,562)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	151,867	185,793	(261,097)	-	-	76,563	10*
Invesco Private Prime Fund	50,600	176,356	(108,630)	-	5	118,331	22*
Total	$208,918	$443,482	$(456,795)	$121	$5	$195,731	$45

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-41.04%
U.S. Treasury Bonds-11.18%
7.63%, 11/15/2022	$35,000	$40,135
6.25%, 08/15/2023	20,000	23,292
6.50%, 11/15/2026	20,000	27,092
6.63%, 02/15/2027	50,000	68,785
6.13%, 11/15/2027	15,000	20,698
6.25%, 05/15/2030	35,000	52,578
4.50%, 02/15/2036	60,000	89,166
4.25%, 05/15/2039	50,000	75,223
4.38%, 11/15/2039	90,000	138,037
4.63%, 02/15/2040	25,000	39,530
1.13%, 05/15/2040	100,000	96,273
1.13%, 08/15/2040	85,000	81,600
1.38%, 11/15/2040	20,000	20,044
4.75%, 02/15/2041	75,000	121,541
3.13%, 11/15/2041	25,000	33,165
2.75%, 08/15/2042	100,000	125,742
2.75%, 11/15/2042	20,000	25,134
2.88%, 05/15/2043	100,000	128,211
3.75%, 11/15/2043	50,000	72,975
3.63%, 02/15/2044	55,000	78,968
3.38%, 05/15/2044	30,000	41,613
2.88%, 08/15/2045	125,000	161,226
2.25%, 08/15/2046	60,000	69,480
3.00%, 02/15/2047	40,000	53,052
3.00%, 05/15/2047	50,000	66,400
2.75%, 08/15/2047	80,000	101,784
3.13%, 05/15/2048	50,000	68,119
3.00%, 08/15/2048	50,000	66,766
3.38%, 11/15/2048	35,000	49,908
3.00%, 02/15/2049	50,000	66,953
2.88%, 05/15/2049	25,000	32,764
2.25%, 08/15/2049	55,000	63,959
2.38%, 11/15/2049	40,000	47,737
2.00%, 02/15/2050	25,000	27,596
1.25%, 05/15/2050	60,000	55,373
1.38%, 08/15/2050	70,000	66,670
		2,397,589
U.S. Treasury Notes-29.86%
1.88%, 11/30/2021	100,000	101,764
2.00% - 2.50%, 02/15/2022	150,000	153,748
0.38% - 1.88%, 03/31/2022	200,000	202,678
0.13%, 04/30/2022	50,000	50,010
1.75% - 2.13%, 05/15/2022	300,000	307,627
0.13% - 2.13%, 06/30/2022	190,000	193,143
0.13%, 07/31/2022	110,000	109,979
1.50% - 1.63%, 08/15/2022	160,000	163,950
0.13%, 09/30/2022	125,000	124,966
0.13%, 10/31/2022	40,000	39,987
1.63%, 11/15/2022	100,000	102,908
0.13% - 2.00%, 11/30/2022	120,000	123,688
2.13%, 12/31/2022	100,000	104,111
1.38%, 02/15/2023	50,000	51,348
2.63%, 02/28/2023	100,000	105,543
0.50%, 03/15/2023	50,000	50,395
0.13%, 05/15/2023	175,000	174,863
2.75%, 05/31/2023	100,000	106,437
0.25%, 06/15/2023	50,000	50,109
0.13% - 2.50%, 08/15/2023	130,000	134,990
0.13%, 10/15/2023	40,000	39,938
2.75%, 11/15/2023	100,000	107,602
	Principal Amount	Value
U.S. Treasury Notes-(continued)
2.63%, 12/31/2023	$40,000	$42,992
2.25%, 01/31/2024	100,000	106,482
2.75%, 02/15/2024	50,000	54,084
2.38%, 02/29/2024	100,000	107,031
2.13%, 03/31/2024	50,000	53,178
2.50%, 05/15/2024	100,000	107,848
2.00%, 05/31/2024	50,000	53,098
1.75% - 2.00%, 06/30/2024	140,000	148,494
1.75%, 07/31/2024	100,000	105,521
2.38%, 08/15/2024	100,000	107,891
2.25%, 11/15/2024	50,000	53,896
1.50%, 11/30/2024	130,000	136,358
1.75%, 12/31/2024	50,000	52,986
1.38%, 01/31/2025	50,000	52,248
2.00%, 02/15/2025	100,000	107,156
1.13%, 02/28/2025	75,000	77,628
2.88%, 04/30/2025	75,000	83,446
2.13%, 05/15/2025	100,000	108,020
0.25% - 2.88%, 07/31/2025	50,000	51,029
2.00%, 08/15/2025	100,000	107,797
0.25%, 08/31/2025	30,000	29,877
0.25%, 09/30/2025	50,000	49,770
0.25%, 10/31/2025	75,000	74,631
2.25%, 11/15/2025	100,000	109,273
2.88%, 11/30/2025	60,000	67,458
1.63%, 02/15/2026	100,000	106,387
1.63%, 05/15/2026	50,000	53,250
1.50%, 08/15/2026	100,000	105,898
1.63%, 09/30/2026	125,000	133,311
1.50%, 01/31/2027	110,000	116,621
2.25%, 02/15/2027	50,000	55,318
0.50%, 04/30/2027	25,000	24,930
0.50%, 06/30/2027	50,000	49,797
0.38%, 07/31/2027	45,000	44,421
2.25%, 08/15/2027	50,000	55,545
0.38%, 09/30/2027	50,000	49,266
0.50%, 10/31/2027	50,000	49,640
2.25%, 11/15/2027	50,000	55,667
2.75%, 02/15/2028	80,000	92,047
2.88%, 05/15/2028	100,000	116,277
2.88%, 08/15/2028	50,000	58,301
3.13%, 11/15/2028	50,000	59,432
2.63%, 02/15/2029	100,000	115,262
1.63%, 08/15/2029	100,000	107,445
1.75%, 11/15/2029	50,000	54,307
1.50%, 02/15/2030	60,000	63,820
0.63%, 05/15/2030	40,000	39,325
0.63%, 08/15/2030	125,000	122,598
0.88%, 11/15/2030	30,000	30,101
		6,406,942
Total U.S. Treasury Securities (Cost $8,225,458)		8,804,531
U.S. Dollar Denominated Bonds & Notes-30.85%
Aerospace & Defense-0.56%
Boeing Co. (The), 4.88%, 05/01/2025	50,000	55,830
Raytheon Technologies Corp., 4.80%, 12/15/2043(b)	50,000	63,915
		119,745
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Agricultural & Farm Machinery-0.49%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	$50,000	$51,731
CNH Industrial Capital LLC, 4.38%, 04/05/2022	50,000	52,434
		104,165
Air Freight & Logistics-0.28%
United Parcel Service, Inc., 3.63%, 10/01/2042	50,000	59,995
Airlines-0.18%
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	32,516	32,090
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/2025	7,028	6,947
		39,037
Asset Management & Custody Banks-0.79%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	50,000	59,044
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	50,000	52,327
3.40%, 01/29/2028	50,000	57,475
		168,846
Automobile Manufacturers-0.55%
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	100,000	117,310
Biotechnology-0.58%
AbbVie, Inc., 3.60%, 05/14/2025	50,000	55,663
Amgen, Inc., 4.66%, 06/15/2051	50,000	67,788
		123,451
Brewers-0.26%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	50,000	56,547
Cable & Satellite-0.67%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025, (Acquired 11/29/2019; Cost $54,024)(c)	50,000	57,929
Comcast Corp.
4.15%, 10/15/2028	50,000	60,237
1.50%, 02/15/2031	25,000	24,926
		143,092
Department Stores-0.29%
Kohl’s Corp., 9.50%, 05/15/2025	50,000	62,854
Diversified Banks-5.49%
Asian Development Bank (Supranational), 0.63%, 04/29/2025	100,000	100,904
Bank of America Corp.
2.82%, 07/21/2023(d)	50,000	51,901
3.88%, 08/01/2025	25,000	28,447
1.90%, 07/23/2031(d)	50,000	50,368
1.92%, 10/24/2031(d)	50,000	50,485
Bank of Montreal (Canada), 4.34%, 10/05/2028(d)	50,000	54,312
Citigroup, Inc., 8.13%, 07/15/2039	50,000	90,723
Deutsche Bank AG (Germany), 4.10%, 01/13/2026	25,000	27,567
European Investment Bank (Supranational), 2.25%, 03/15/2022	100,000	102,698
JPMorgan Chase & Co.
2.18%, 06/01/2028(d)	50,000	52,599
3.96%, 11/15/2048(d)	50,000	63,835
	Principal Amount	Value
Diversified Banks-(continued)
Kreditanstalt fuer Wiederaufbau (Germany), 0.75%, 09/30/2030	$100,000	$98,478
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.76%, 07/26/2023	50,000	54,226
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.54%, 01/17/2028	50,000	56,891
Toronto-Dominion Bank (The) (Canada)
0.45%, 09/11/2023	25,000	25,040
3.63%, 09/15/2031(d)	50,000	56,422
U.S. Bancorp, 3.38%, 02/05/2024	50,000	54,251
Wells Fargo & Co.
3.07%, 01/24/2023	100,000	102,896
3.00%, 04/22/2026	50,000	54,940
		1,176,983
Diversified Chemicals-0.25%
Nutrition & Biosciences, Inc., 3.27%, 11/15/2040(b)	50,000	53,999
Diversified Metals & Mining-0.26%
Glencore Funding LLC (Australia), 4.00%, 03/27/2027(b)	50,000	56,097
Electric Utilities-1.94%
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	42,000	48,166
Duke Energy Corp., 3.75%, 09/01/2046	50,000	59,884
Georgia Power Co., 4.30%, 03/15/2043	50,000	62,970
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	50,000	54,243
Pacific Gas and Electric Co., 4.95%, 07/01/2050	50,000	59,740
Virginia Electric & Power Co., Series B, 6.00%, 01/15/2036	50,000	73,041
Xcel Energy, Inc., 4.00%, 06/15/2028	50,000	59,019
		417,063
Environmental & Facilities Services-0.15%
Waste Management, Inc., 4.15%, 07/15/2049(e)	25,000	33,211
Health Care Equipment-0.35%
Abbott Laboratories, 4.90%, 11/30/2046	50,000	74,842
Health Care Facilities-0.26%
HCA, Inc., 5.00%, 03/15/2024	50,000	56,261
Health Care Services-0.13%
Cigna Corp., 3.20%, 03/15/2040	25,000	27,817
Home Improvement Retail-0.18%
Home Depot, Inc. (The), 5.88%, 12/16/2036	25,000	38,109
Household Products-0.27%
Kimberly-Clark Corp., 2.88%, 02/07/2050	25,000	28,591
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	28,993
		57,584
Industrial Conglomerates-0.46%
3M Co., 3.70%, 04/15/2050	25,000	31,364
General Electric Co., 6.75%, 03/15/2032	50,000	68,315
		99,679
Industrial Machinery-0.08%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	15,000	16,406

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Insurance Brokers-0.42%
Aon PLC, 4.45%, 05/24/2043	$50,000	$61,484
Brown & Brown, Inc., 4.20%, 09/15/2024	25,000	27,918
		89,402
Integrated Oil & Gas-1.06%
BP Capital Markets PLC (United Kingdom), 3.12%, 05/04/2026	100,000	109,802
Exxon Mobil Corp.
2.73%, 03/01/2023	50,000	52,455
4.33%, 03/19/2050	50,000	64,818
		227,075
Integrated Telecommunication Services-0.71%
AT&T, Inc.
3.40%, 05/15/2025	50,000	55,732
1.65%, 02/01/2028	25,000	25,422
Verizon Communications, Inc., 5.01%, 04/15/2049	50,000	71,031
		152,185
Internet & Direct Marketing Retail-0.31%
Amazon.com, Inc., 2.50%, 11/29/2022	65,000	67,576
Investment Banking & Brokerage-0.93%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	125,000	143,731
Morgan Stanley, Series F, 3.88%, 04/29/2024	50,000	55,314
		199,045
IT Consulting & Other Services-0.48%
International Business Machines Corp., 1.70%, 05/15/2027	100,000	103,847
Life & Health Insurance-0.55%
MetLife, Inc., 6.40%, 12/15/2036	50,000	64,020
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	50,000	53,463
		117,483
Managed Health Care-0.37%
UnitedHealth Group, Inc., 2.00%, 05/15/2030	75,000	79,820
Movies & Entertainment-0.57%
TWDC Enterprises 18 Corp., 4.38%, 08/16/2041	30,000	38,256
Walt Disney Co. (The)
4.75%, 09/15/2044	10,000	13,500
4.70%, 03/23/2050	50,000	69,802
		121,558
Multi-line Insurance-0.14%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(b)	25,000	29,978
Multi-Sector Holdings-0.37%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	25,000	27,259
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	50,000	52,580
		79,839
Multi-Utilities-0.25%
Delmarva Power & Light Co., 3.50%, 11/15/2023	50,000	54,258
Office REITs-0.51%
Boston Properties L.P., 3.80%, 02/01/2024	100,000	108,822
Oil & Gas Exploration & Production-0.36%
ConocoPhillips, 4.95%, 03/15/2026	65,000	78,120
Oil & Gas Refining & Marketing-0.25%
Valero Energy Corp., 3.40%, 09/15/2026	50,000	53,968
	Principal Amount	Value
Oil & Gas Storage & Transportation-0.90%
Enable Midstream Partners L.P., 3.90%, 05/15/2024	$20,000	$20,119
Energy Transfer Operating L.P., 6.13%, 12/15/2045	100,000	113,526
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	50,000	59,790
		193,435
Packaged Foods & Meats-0.34%
Tyson Foods, Inc., 5.10%, 09/28/2048	50,000	72,148
Paper Products-0.25%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	50,000	53,382
Pharmaceuticals-1.20%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	50,000	71,888
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	50,000	50,208
Pfizer, Inc., 3.40%, 05/15/2024	50,000	55,100
Wyeth LLC, 6.50%, 02/01/2034	50,000	79,301
		256,497
Railroads-0.25%
CSX Corp., 2.40%, 02/15/2030(e)	50,000	54,337
Regional Banks-0.23%
Truist Financial Corp., 1.13%, 08/03/2027	50,000	49,938
Restaurants-0.30%
McDonald’s Corp., 4.20%, 04/01/2050	50,000	64,596
Semiconductors-0.75%
Broadcom, Inc., 5.00%, 04/15/2030	50,000	60,620
Intel Corp.
2.70%, 12/15/2022	50,000	52,449
3.73%, 12/08/2047	15,000	18,426
QUALCOMM, Inc., 3.25%, 05/20/2050(e)	25,000	29,554
		161,049
Soft Drinks-0.26%
PepsiCo, Inc., 2.63%, 07/29/2029	50,000	55,378
Sovereign Debt-2.65%
Hungary Government International Bond (Hungary), 5.38%, 02/21/2023	100,000	110,217
Indonesia Government International Bond (Indonesia), 8.50%, 10/12/2035(b)	100,000	164,326
International Bank for Reconstruction & Development (Supranational), 0.63%, 04/22/2025	50,000	50,459
Mexico Government International Bond (Mexico), 5.75%, 10/12/2110	100,000	125,555
Province of Alberta Canada (Canada), 2.20%, 07/26/2022	115,000	118,579
		569,136
Specialized REITs-0.34%
American Tower Corp., 3.10%, 06/15/2050	50,000	52,073
Equinix, Inc., 1.55%, 03/15/2028	20,000	20,171
		72,244
Specialty Chemicals-0.24%
DuPont de Nemours, Inc., 2.17%, 05/01/2023	50,000	50,851
Systems Software-0.57%
Microsoft Corp., 3.70%, 08/08/2046	50,000	64,508
Oracle Corp., 3.60%, 04/01/2040	50,000	58,424
		122,932

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-0.24%
Apple, Inc., 2.40%, 05/03/2023	$50,000	$52,508
Tobacco-0.18%
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	37,959
Wireless Telecommunication Services-0.40%
T-Mobile USA, Inc., 3.88%, 04/15/2030(b)	75,000	86,144
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,237,482)		6,618,603
U.S. Government Sponsored Agency Mortgage-Backed Securities-23.37%
Federal Home Loan Bank (FHLB)-0.49%
2.13%, 06/09/2023	100,000	104,802
Federal Home Loan Mortgage Corp. (FHLMC)-5.90%
2.38%, 01/13/2022	100,000	102,529
2.50%, 09/01/2028 to 06/01/2050	453,607	479,157
3.00%, 11/01/2028 to 09/01/2049	198,997	211,023
3.50%, 02/01/2043 to 10/01/2047	177,456	191,554
4.00%, 08/01/2047 to 09/01/2049	149,591	161,139
4.50%, 03/01/2049 to 06/01/2050	109,707	119,565
		1,264,967
Federal National Mortgage Association (FNMA)-10.42%
2.63%, 09/06/2024	100,000	108,887
3.50%, 12/01/2028 to 07/01/2048	493,409	527,442
2.50%, 02/01/2032 to 05/01/2050	363,584	382,211
3.00%, 08/01/2040 to 10/01/2050	634,391	668,884
4.00%, 09/01/2047 to 09/01/2050	259,349	277,520
5.00%, 05/01/2048 to 07/01/2049	143,437	160,606
4.50%, 04/01/2049	99,442	110,193
		2,235,743
Government National Mortgage Association (GNMA)-6.56%
3.50%, 04/20/2033 to 03/20/2050	392,122	419,783
4.00%, 11/15/2046 to 05/20/2050	281,763	303,118
3.00%, 11/20/2046 to 10/20/2050	339,070	357,068
5.00%, 05/20/2048	34,012	37,350
2.50%, 06/20/2049 to 10/20/2050	221,904	234,592
4.50%, 07/20/2049	52,339	56,569
		1,408,480
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,906,117)		5,013,992

Asset-Backed Securities-3.23%
CarMax Auto Owner Trust, Series 2017-2, Class A4, 2.25%, 09/15/2022	100,000	100,792
	Principal Amount	Value

Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	$100,000	$109,758
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 07/15/2030(b)	100,000	109,204
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 04/20/2022(b)	650	652
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	106,228
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	217,766
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.54%, 11/15/2045(f)	50,000	49,096
Total Asset-Backed Securities (Cost $670,937)		693,496

Municipal Obligations-0.81%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039 (Cost $148,660)	100,000	174,783
	Shares
Money Market Funds-1.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(g)(h) (Cost $398,317)	398,317	398,317
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.16% (Cost $20,586,971)		21,703,722
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.55%
Invesco Private Government Fund, 0.02%(g)(h)(i)	47,965	47,965
Invesco Private Prime Fund, 0.12%(g)(h)(i)	70,813	70,834
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,799)		118,799
TOTAL INVESTMENTS IN SECURITIES-101.71% (Cost $20,705,770)		21,822,521
OTHER ASSETS LESS LIABILITIES-(1.71)%		(367,874)
NET ASSETS-100.00%		$21,454,647

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
GO	-General Obligation
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $676,741, which represented 3.15% of the Fund’s Net Assets.
(c)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at November 30, 2020.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2020.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,351,166	$(952,849)	$-	$-	$398,317	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,331	46,880	(88,211)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	123,130	219,221	(294,386)	-	-	47,965	3*
Invesco Private Prime Fund	41,210	245,231	(215,608)	-	1	70,834	8*
Total	$205,671	$1,862,498	$(1,551,054)	$-	$1	$517,116	$14

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,295,538	$-	$-	$20,295,538
Money Market Funds	-	27,025	-	27,025
Total Investments	$20,295,538	$27,025	$-	$20,322,563
Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,677,674	$21	$42	$4,677,737
Money Market Funds	-	194,894	-	194,894
Total Investments	$4,677,674	$194,915	$42	$4,872,631
Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$8,804,531	$-	$8,804,531
U.S. Dollar Denominated Bonds & Notes	-	6,618,603	-	6,618,603
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	5,013,992	-	5,013,992
Asset-Backed Securities	-	693,496	-	693,496
Municipal Obligations	-	174,783	-	174,783
Money Market Funds	398,317	118,799	-	517,116
Total Investments	$398,317	$21,424,204	$-	$21,822,521
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.